                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7440

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                 (Address of principal executive offices)           (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (512) 306-7400

Date of fiscal year end:    October 31

Date of reporting period:   July 31, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                                 JULY 31, 2011
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................  1

SCHEDULE OF INVESTMENTS....................................................  2

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................ 41
   Security Valuation...................................................... 41
   Financial Instruments................................................... 42
   Federal Tax Cost........................................................ 43
   Other................................................................... 43
   Recent Issued Accounting Standards...................................... 43
   Subseqent Event Evaluations............................................. 43

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS

Investment Abbreviations

    ADR     American Depository Receipt
    GDR     Global Depositary Receipt
    NVDR    Non-Voting Depository Receipt
    P.L.C.  Public Limited Company

Investment Footnotes

    +       See Security Valuation Note within the Notes to Schedule of
            Investments.
    ++      Securities have generally been fair valued. See Security Valuation
            Note within the Notes to Schedule of Investments.
    *       Non-Income Producing Securities.
    #       Total or Partial Securities on Loan.
    @       Security purchased with cash proceeds from securities on loan.
    ^^      See Federal Tax Cost Note within the Notes to Schedule of
            Investments.
    --      Amounts designated as -- are either zero or rounded to zero.
    (S)     Affiliated Fund.
    ##      Par amount of collateral is a part of a pooled collateral
            facility. Value is indicative of the value allocated to this Fund as a part of this facility.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (88.1%)
BRAZIL -- (7.0%)
    Banco ABC Brasil SA................................    735,892 $  4,982,343
    Banco Alfa de Investimento SA......................     97,200      445,308
    Banco Daycoval SA..................................    560,748    3,091,463
    Banco do Brasil SA.................................     78,659    1,328,355
    Banco Industrial e Comercial SA....................  1,218,000    7,390,386
   *Banco Panamericano SA..............................  1,150,400    4,443,303
    Banco Pine SA......................................    298,300    1,990,782
    Banco Santander Brasil SA..........................    954,917    8,971,300
    Banco Santander Brasil SA ADR...................... 11,582,872  107,489,052
    Banco Sofisa SA....................................    694,800    1,653,166
    Bematech SA........................................    469,500    1,586,343
   *BHG SA - Brazil Hospitality Group..................        914       11,622
    BM&F Bovespa SA.................................... 29,773,017  175,084,576
    BR Malls Participacoes SA..........................  4,565,070   52,395,942
   *Brasil Ecodiesel Industria e Comercio de
     Biocombustiveis e Oleos Vegetais SA...............  8,190,212    3,696,778
    BRF - Brasil Foods SA..............................    364,898    6,893,969
   #BRF - Brasil Foods SA ADR..........................  2,430,410   46,931,217
    Brookfield Incorporacoes SA........................  3,310,800   14,666,277
    Camargo Correa Desenvolvimento Imobiliario SA......    720,700    2,133,032
    Cia Providencia Industria e Comercio SA............    300,350    1,131,021
    Cosan SA Industria e Comercio......................  1,880,100   28,828,564
    CR2 Empreendimentos Imobiliarios SA................     97,900      415,374
    Cremer SA..........................................    262,770    2,402,604
    Duratex SA.........................................  1,314,092    9,735,898
    Embraer SA ADR.....................................  1,070,690   31,606,769
    Eternit SA.........................................    615,123    3,526,094
    Even Construtora e Incorporadora SA................  1,716,851    8,358,142
    EZ Tec Empreendimentos e Participacoes SA..........    878,300    8,449,712
   *Fertilizantes Heringer SA..........................    271,300    1,658,396
    Fibria Celulose SA.................................    482,071    5,725,730
   #Fibria Celulose SA Sponsored ADR...................  2,835,588   33,913,632
    Financeira Alfa SA Credito Financiamento e
      Investimentos....................................     36,400       83,557
    Gafisa SA..........................................  4,210,776   20,363,555
   #Gafisa SA ADR......................................  1,710,890   16,373,217
   *General Shopping Brasil SA.........................    360,330    2,727,713
    Gerdau SA..........................................  1,792,300   13,764,254
   *Globex Utilidades SA...............................     44,331      607,431
    Grendene SA........................................  1,183,345    6,714,664
    Guararapes Confeccoes SA...........................     14,250      735,081
    Helbor Empreendimentos SA..........................     33,600      441,760
   *IdeiasNet SA.......................................    713,430    1,375,475
    Iguatemi Empresa de Shopping Centers SA............    326,560    7,203,545
    Industrias Romi SA.................................    626,500    2,589,461
    Inepar SA Industria e Construcoes..................     38,128      118,993
   *JBS SA.............................................  9,310,748   27,676,789
    JHSF Participacoes SA..............................  1,590,600    4,553,802
   *Kepler Weber SA....................................  4,157,400      750,603
   *Kroton Educacional SA..............................    399,136    4,915,690
   *Log-in Logistica Intermodal SA.....................    778,700    3,720,648
    M. Dias Branco SA..................................    134,300    3,330,546
   *Magnesita Refratarios SA...........................  2,032,033    8,228,499
   *Mahle-Metal Leve SA Industria e Comercio...........      3,900      103,633
    Marfrig Alimentos SA...............................  2,372,825   23,240,940
    Metalfrio Solutions SA.............................     98,100      632,556
    Minerva SA.........................................    726,725    2,553,858
   *MPX Energia SA.....................................    386,000    9,159,364
    Multiplan Empreendimentos Imobiliarios SA..........    213,269    4,689,346
    Obrascon Huarte Lain Brasil SA.....................    173,000    7,139,311

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                   ------------- --------------
BRAZIL -- (Continued)
    Parana Banco SA...............................       116,200 $      846,671
    Paranapanema SA...............................     2,723,715      9,132,616
    Petroleo Brasileiro SA........................       758,098     12,709,513
    Petroleo Brasileiro SA ADR....................     9,751,863    331,270,786
   *Plascar Participacoes Industriais SA..........     1,190,100      1,649,879
    Porto Seguro SA...............................       282,130      3,956,751
    Positivo Informatica SA.......................       451,426      1,746,498
    Profarma Distribuidora de Produtos
      Farmaceuticos SA............................       131,825      1,224,026
    Rodobens Negocios Imobiliarios SA.............       287,301      2,374,955
    Rossi Residencial SA..........................     1,583,200     11,893,014
    Santos Brasil Participacoes SA................           672         11,634
   *Sao Carlos Empreendimentos e Participacoes SA.        78,400      1,096,998
    Sao Martinho SA...............................       604,186      8,679,927
    SLC Agricola SA...............................       191,234      2,092,556
   *Springs Global Participacoes SA...............       431,259      1,103,974
    Sul America SA................................     1,314,785     15,065,112
   *Tereos Internacional SA.......................         8,000         14,598
    Trisul SA.....................................       149,661        384,080
    Triunfo Participacoes e Investimentos SA......       123,500        791,559
    Universo Online SA............................       455,300      5,167,025
    Usinas Siderurgicas de Minas Gerais SA........     2,197,000     29,976,155
   *Viver Incorporadora e Construtora SA..........     2,493,625      3,714,269
                                                                 --------------
TOTAL BRAZIL......................................                1,199,634,037
                                                                 --------------
CHILE -- (1.8%)...................................
    Almendral SA..................................     1,120,749        163,421
    Banco de Credito e Inversiones SA Series A....       125,986      7,793,253
    Besalco SA....................................         3,934          6,492
    Cementos Bio-Bio SA...........................       665,307      1,133,567
    Cencosud SA...................................     3,680,515     24,255,197
    Cia Cervecerias Unidas SA.....................         1,883         21,197
    Cia General de Electricidad SA................     1,033,503      5,760,283
    Cia Sud Americana de Vapores SA...............    14,209,853      8,386,453
    Cintac SA.....................................       153,487        104,680
    Corpbanca SA.................................. 1,031,217,198     15,665,485
    Cristalerias de Chile SA......................       264,624      3,239,113
    CTI Cia Tecno Industrial SA...................       488,163         30,410
    Embotelladora Andina SA Series A ADR..........        25,516        583,041
    Empresas CMPC SA..............................     1,514,513     72,560,897
    Empresas Copec SA.............................     2,181,832     38,629,157
    Empresas Iansa SA.............................    43,801,768      4,309,328
    Empresas La Polar SA..........................     2,605,427      2,904,410
    Enersis SA....................................    31,903,095     13,946,708
   #Enersis SA Sponsored ADR......................     3,029,239     66,007,118
    Gasco SA......................................       155,648      1,054,664
    Grupo Security SA.............................       738,463        306,684
    Industrias Forestales SA......................     3,436,382      1,089,127
    Inversiones Aguas Metropolitanas SA...........     4,541,340      7,107,321
   *Madeco SA.....................................    64,289,552      3,091,519
    Masisa SA.....................................    36,930,742      4,681,930
    Minera Valparaiso SA..........................         7,500        285,246
    Parque Arauco SA..............................     1,761,407      3,657,566
    PAZ Corp. SA..................................     1,601,489      1,173,025
    Ripley Corp. SA...............................     6,215,205      7,295,224
    Salfacorp SA..................................       453,441      1,605,627
    Sociedad Quimica y Minera de Chile SA.........
      Series A....................................        32,018      2,029,556
    Socovesa SA...................................     4,547,599      2,544,667
    Sonda SA......................................       107,000        282,995
    Soquimic Comercial SA.........................       198,000         76,820
    Vina Concha Y Toro SA.........................       107,040        243,583
   #Vina Concha Y Toro SA Sponsored ADR...........         2,846        129,066

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA........................  57,038,434 $    488,723
                                                                   ------------
TOTAL CHILE...........................................              302,643,553
                                                                   ------------
CHINA -- (13.5%)......................................
   *A8 Digital Music Holdings, Ltd....................   1,184,000      184,942
   #Agile Property Holdings, Ltd......................   8,038,000   12,950,833
   #Aluminum Corp. of China, Ltd......................      28,000       23,920
   #Aluminum Corp. of China, Ltd. ADR.................     287,695    6,145,165
    AMVIG Holdings, Ltd...............................   4,833,100    2,976,246
   #Angang Steel Co., Ltd.............................  13,261,640   13,692,983
    Anhui Tianda Oil Pipe Co., Ltd....................   3,520,412    1,084,218
   #Anton Oilfield Services Group.....................  12,914,527    2,499,612
   #Asia Cement China Holdings Corp...................   6,402,000    5,656,690
    Asian Citrus Holdings, Ltd........................     893,000      771,882
   *AVIC International Holding HK, Ltd................  18,538,285      880,969
    Bank of China, Ltd................................ 803,391,331  369,780,431
   #Bank of Communications Co., Ltd...................  91,389,574   79,779,938
    Baoye Group Co., Ltd..............................   1,717,120    1,138,971
   *Beijing Capital International Airport Co., Ltd....  23,907,599   11,221,004
   #Beijing Capital Land, Ltd.........................  12,953,060    4,145,104
   *Beijing Development HK, Ltd.......................   1,501,000      242,490
    Beijing Enterprises Holdings, Ltd.................   5,811,500   29,340,774
    Beijing Jingkelong Co., Ltd.......................     207,000      260,160
   #Beijing North Star Co., Ltd. Series H.............   6,536,000    1,567,197
    Bosideng International Holdings, Ltd..............   6,958,000    2,037,648
   *Brilliance China Automotive Holdings, Ltd.........  16,356,000   20,911,013
   *BYD Electronic International Co., Ltd.............  13,372,136    4,760,834
    C C Land Holdings, Ltd............................   7,625,162    2,857,885
   *Catic Shenzhen Holdings, Ltd......................   2,460,000    1,141,236
    Central China Real Estate, Ltd....................   7,697,350    2,132,133
    Centron Telecom International Holdings, Ltd.......   3,619,945      653,091
   #Chaoda Modern Agriculture Holdings, Ltd...........  37,445,412   14,990,402
   #China Aerospace International Holdings, Ltd.......  30,882,000    3,164,206
   #China Agri-Industries Holdings, Ltd...............  11,541,000   12,940,626
    China Aoyuan Property Group, Ltd..................  13,987,000    2,456,477
   #China BlueChemical, Ltd...........................   9,710,878    7,567,194
    China Chengtong Development Group, Ltd............   5,462,000      332,365
  #*China Citic Bank Corp., Ltd.......................  91,664,716   56,025,598
    China Coal Energy Co., Ltd........................  41,470,000   59,553,066
    China Communications Construction Co., Ltd........  62,160,327   52,963,940
    China Communications Services Corp., Ltd..........  22,832,227   11,429,546
    China Construction Bank Corp...................... 121,495,940   97,923,043
   #China COSCO Holdings Co., Ltd.....................  21,580,000   15,093,691
   #China Dongxiang Group Co., Ltd....................  26,212,127    5,963,687
  #*China Energine International Holdings, Ltd........  10,182,390      593,565
   #China Everbright, Ltd.............................  11,517,869   20,645,507
  #*China Grand Forestry Green Resources..............
    Group, Ltd........................................  83,016,000    1,523,180
   #China Green Holdings, Ltd.........................   8,283,800    4,585,289
    China Haidian Holdings, Ltd.......................  19,837,108    2,747,784
    China Haisheng Juice Holdings Co., Ltd............      48,000        6,412
   #China High Speed Transmission Equipment Group
     Co., Ltd.........................................   5,438,000    4,221,869
   #China Huiyuan Juice Group, Ltd....................   7,756,483    4,271,358
    China Merchants Holdings International Co., Ltd...   4,404,083   15,662,054
   *China Mining Resources Group, Ltd.................  36,540,000      870,048
   #China Minsheng Banking Corp., Ltd. Series H.......  45,935,000   40,458,903
    China Molybdenum Co., Ltd.........................   1,780,000    1,392,441
    China National Materials Co., Ltd.................     957,000      705,397
    China Nickel Resources Holding Co., Ltd...........   5,942,000      700,975
   *China Oil & Gas Group, Ltd........................  11,085,715      980,433
    China Oriental Group Co., Ltd.....................      26,000       10,029
    China Petroleum & Chemical Corp................... 107,700,289  106,684,588

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
   #China Petroleum & Chemical Corp. ADR...............    993,796 $ 98,395,742
   #China Pharmaceutical Group, Ltd.................... 13,390,000    6,073,795
   *China Properties Group, Ltd........................  6,963,000    2,272,173
  #*China Qinfa Group, Ltd.............................    678,000      295,380
    China Railway Construction Corp., Ltd.............. 28,531,514   17,378,807
  #*China Rare Earth Holdings, Ltd..................... 16,771,000    5,424,329
  #*China Renewable Energy Investment, Ltd.............    235,959       17,730
    China Resources Enterprise, Ltd....................  6,298,000   27,345,099
   #China Resources Land, Ltd.......................... 20,911,727   41,015,946
    China Resources Microelectronics, Ltd.............. 52,715,000    3,073,729
    China SCE Property Holdings, Ltd...................    634,000      161,834
    China Shanshui Cement Group, Ltd...................  1,842,000    2,219,827
  #*China Shipping Container Lines Co., Ltd............ 42,925,700   12,216,284
    China Shipping Development Co., Ltd................ 15,633,488   12,192,400
  #*China South City Holdings, Ltd.....................  2,178,462      357,285
    China Starch Holdings, Ltd......................... 11,955,000      605,739
    China State Construction International Holdings,
      Ltd..............................................    480,000      480,768
   #China Sunshine Paper Holdings Co., Ltd.............    879,500      205,880
    China Travel International Investment Hong Kong,
      Ltd.............................................. 42,901,631    8,909,134
   #China Unicom Hong Kong, Ltd........................  3,578,000    7,146,777
    China Unicom Hong Kong, Ltd. ADR...................  7,107,462  142,291,389
  #*China Vanadium Titano - Magnetite Mining...........
    Co., Ltd...........................................  4,917,000    1,757,354
   *China Zenith Chemical Group, Ltd...................  2,091,007      166,368
   #China Zhongwang Holdings, Ltd...................... 19,138,554    9,105,526
  #*Chongqing Iron & Steel Co., Ltd....................  5,796,000    1,247,397
    Chongqing Machinery & Electric Co., Ltd............ 11,826,000    3,471,511
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................  2,180,000      900,235
   *CIMC Enric Holdings, Ltd...........................  1,144,000      490,443
    CITIC Pacific, Ltd................................. 16,468,000   35,568,818
  #*CITIC Resources Holdings, Ltd...................... 34,238,000    6,315,105
   *Clear Media, Ltd...................................    641,000      312,181
   *CNNC International, Ltd............................     57,000       26,302
   *Coastal Greenland, Ltd.............................  8,924,000      486,573
   #COSCO International Holdings, Ltd.................. 10,056,000    5,399,443
    COSCO Pacific, Ltd................................. 19,212,187   31,076,188
  #*Coslight Technology International Group, Ltd.......  1,972,000      856,014
   #Country Garden Holdings Co......................... 33,314,146   17,061,110
    CPMC Holdings, Ltd.................................  1,194,000      636,055
    Dachan Food Asia, Ltd..............................  2,934,000      705,517
   #Dalian Port (PDA) Co., Ltd......................... 13,326,000    4,058,115
    Dongyue Group Co., Ltd.............................  1,485,000    1,617,822
   #Dynasty Fine Wines Group, Ltd......................  8,788,600    2,479,460
    Embry Holdings, Ltd................................    604,000      416,547
    Fantasia Holdings Group Co., Ltd...................  1,240,015      189,268
   #First Tractor Co., Ltd.............................  2,812,000    3,608,431
    Fosun International, Ltd........................... 12,586,244   10,256,486
   #Franshion Properties China, Ltd.................... 33,540,580    9,196,736
   #Global Bio-Chem Technology Group Co., Ltd.......... 34,614,360   12,803,535
  #*Global Sweeteners Holdings, Ltd....................  9,678,350    2,148,411
  #*Glorious Property Holdings, Ltd.................... 15,338,000    4,711,904
    Goldbond Group Holdings, Ltd.......................  2,960,000      166,987
  #*Golden Meditech Holdings, Ltd...................... 10,239,679    1,707,270
    Goldlion Holdings, Ltd.............................  1,022,000      423,499
   #Great Wall Motor Co., Ltd..........................  8,651,500   13,059,312
   #Great Wall Technology Co., Ltd.....................  7,384,035    2,791,107
    Greentown China Holdings, Ltd......................  6,627,591    5,928,687
   #Guangshen Railway Co., Ltd.........................    412,000      161,135
   #Guangshen Railway Co., Ltd. Sponsored ADR..........    424,432    8,327,356
   #Guangzhou Automobile Group Co., Ltd................ 27,145,572   32,745,740
   *Guangzhou Investment Co., Ltd...................... 63,384,170   11,603,510
    Guangzhou Pharmaceutical Co., Ltd..................  1,642,000    1,694,344

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                         SHARES      VALUE++
                                                       ----------- -----------
CHINA -- (Continued)
   #Guangzhou R&F Properties Co., Ltd.................  12,355,914 $15,889,392
    Hainan Meilan International Airport Co., Ltd......   1,959,000   1,922,021
    Harbin Power Equipment Co., Ltd...................  10,763,474  14,269,876
    Heng Tai Consumables Group, Ltd...................  49,320,998   4,802,414
  #*Hi Sun Technology (China), Ltd....................     978,000     339,423
   #Hidili Industry International Development, Ltd....  12,992,000   9,496,771
  #*HKC Holdings, Ltd.................................  29,789,878   1,220,819
  #*Honghua Group, Ltd................................  14,757,970   1,813,253
   #Hopson Development Holdings, Ltd..................   9,890,000   9,102,560
   #Hua Han Bio-Pharmaceutical Holdings, Ltd..........  11,483,420   3,106,861
  #*Hunan Non-Ferrous Metal Corp., Ltd................   8,438,000   3,350,110
    Huscoke Resources Holdings, Ltd...................  13,332,000     443,866
    Industrial & Commercial Bank of China, Ltd.
      Series H........................................  22,286,243  16,953,828
    Inspur International, Ltd.........................  32,561,713   1,396,098
    Jingwei Textile Machinery Co., Ltd................     612,000     485,056
   #Ju Teng International Holdings, Ltd...............  11,634,249   3,032,103
   *Kai Yuan Holdings, Ltd............................  59,240,000   1,878,025
  #*Kaisa Group Holdings, Ltd.........................   8,175,632   2,965,943
   *Kasen International Holdings, Ltd.................   1,906,000     335,432
    Kingboard Chemical Holdings, Ltd..................   7,354,871  34,977,381
   #Kingboard Laminates Holdings, Ltd.................   2,386,000   1,430,042
    Kingway Brewery Holdings, Ltd.....................   3,102,000     884,098
    KWG Property Holding, Ltd.........................  20,023,500  13,990,955
    Lai Fung Holdings, Ltd............................  22,212,280     785,303
  #*Lee & Man Paper Manufacturing, Ltd................   2,269,000   1,136,607
    Lijun International Pharmaceutical Holding, Ltd...   5,160,000     913,052
   #Lingbao Gold Co., Ltd.............................   2,274,000   1,306,920
    Loudong General Nice Resources China Holdings,
      Ltd.............................................  18,792,000   2,383,099
   #Maanshan Iron & Steel Co., Ltd....................  25,288,000  10,921,846
   *Media China Corp, Ltd.............................   4,971,250      85,861
   #Metallurgical Corp of China, Ltd. Series H........  10,953,000   4,081,471
    MIN XIN Holdings, Ltd.............................   1,460,000     777,279
  #*Mingyuan Medicare Development Co., Ltd............  40,250,264   2,504,262
   #Minmetals Land, Ltd...............................  19,243,205   3,160,500
   *Minmetals Resources, Ltd..........................   6,068,000   4,154,776
    Minth Group, Ltd..................................   1,678,000   2,692,568
   *Nan Hai Corp, Ltd.................................  31,450,000     149,317
    NetDragon Websoft, Inc............................   1,729,000   1,019,539
    New World China Land, Ltd.........................  15,800,400   5,646,290
    New World Department Store China, Ltd.............     186,000     136,015
   #Nine Dragons Paper Holdings, Ltd..................  14,014,000  11,952,530
  #*Oriental Ginza Holdings, Ltd......................   1,037,000      68,229
   *Overseas Chinese Town Asia Holdings, Ltd..........       2,000         895
   *PetroAsian Energy Holdings, Ltd...................  40,278,084   1,372,945
    PetroChina Co., Ltd. ADR..........................      32,000   4,551,360
   #Poly Hong Kong Investment, Ltd....................  23,147,488  17,152,024
   *Pou Sheng International Holdings, Ltd.............   6,835,529   1,070,847
    Powerlong Real Estate Holdings, Ltd...............     244,000      69,979
   #Prosperity International Holdings HK, Ltd.........  17,960,000   1,172,394
    Qin Jia Yuan Media Services Co., Ltd..............   3,391,450     508,726
    Qingling Motors Co., Ltd. Series H................  12,616,000   4,290,787
    Qunxing Paper Holdings Co., Ltd...................   5,020,071   1,322,800
  #*Real Gold Mining, Ltd.............................   3,137,500   3,566,736
  #*Real Nutriceutical Group, Ltd.....................   3,370,000   1,664,680
    Regent Manner International, Ltd..................   1,010,000     335,332
   #Renhe Commercial Holdings Co., Ltd................   2,858,000     564,363
    REXLot Holdings, Ltd..............................  64,956,150   5,236,951
    Samson Holding, Ltd...............................   7,320,452   1,192,138
   *Semiconductor Manufacturing International Corp.... 142,522,000   8,509,740
   *Semiconductor Manufacturing International Corp.
     ADR..............................................   1,331,701   3,968,469
   #Shandong Chenming Paper Holdings, Ltd. Series H...   4,170,318   2,517,714

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Shandong Molong Petroleum Machinery Co., Ltd........     44,613 $    38,166
    Shandong Xinhua Pharmaceutical Co., Ltd.............  1,080,000     370,919
    Shanghai Industrial Holdings, Ltd...................  8,204,918  29,801,858
   *Shanghai Industrial Urban Development Group, Ltd.... 11,522,000   3,103,767
   #Shanghai Jin Jiang International Hotels Group Co.,
     Ltd................................................ 14,318,000   2,510,262
    Shanghai Prime Machinery Co., Ltd...................  8,038,000   1,753,180
   *Shanghai Zendai Property, Ltd....................... 18,545,000     512,432
    Shengli Oil & Gas Pipe Holdings, Ltd................  2,356,500     389,868
    Shenzhen International Holdings, Ltd................ 89,192,500   7,199,692
    Shenzhen Investment, Ltd............................ 29,561,494   8,529,499
   #Shimao Property Holdings, Ltd....................... 21,345,535  28,040,158
    Shougang Concord Century Holdings, Ltd..............  7,658,299     500,134
    Shougang Concord International Enterprises Co.,
      Ltd............................................... 62,716,208   5,870,664
    Shougang Fushan Resources Group, Ltd................ 37,230,594  20,838,473
   #Shui On Land, Ltd................................... 39,676,204  17,432,856
   #Silver Grant International Industries, Ltd.......... 20,948,804   6,392,564
   #SIM Technology Group, Ltd........................... 11,440,000   1,218,631
  #*Sino Oil & Gas Holdings, Ltd........................ 67,095,000   3,443,537
   *Sino Prosper State Gold Resources Holdings, Ltd..... 69,400,000   1,839,285
   *Sino Union Energy Investment Group, Ltd............. 39,400,000   3,629,962
    SinoCom Software Group, Ltd.........................  1,602,000     147,849
   #Sinofert Holdings, Ltd.............................. 30,096,000  11,292,029
   *Sinolink Worldwide Holdings, Ltd.................... 17,308,508   1,710,436
    SinoMedia Holding, Ltd..............................  2,952,139   1,092,751
   #Sino-Ocean Land Holdings, Ltd....................... 40,684,377  22,780,883
    Sinopec Kantons Holdings, Ltd.......................  8,856,300   4,599,629
   #Sinotrans Shipping, Ltd............................. 14,548,416   4,102,191
    Sinotrans, Ltd...................................... 24,608,000   5,470,050
   #Sinotruk Hong Kong, Ltd.............................  8,586,835   5,834,891
   #Skyworth Digital Holdings, Ltd...................... 19,262,555  12,341,499
   #Soho China, Ltd..................................... 25,870,888  23,378,709
   #Solargiga Energy Holdings, Ltd......................  4,926,486   1,017,611
   #SPG Land Holdings, Ltd..............................  3,148,575   1,091,940
   #SRE Group, Ltd...................................... 33,112,000   2,378,164
    Sunny Optical Technology Group Co., Ltd.............  3,491,000     970,391
    Tak Sing Alliance Holdings, Ltd.....................  4,114,391     469,329
   #TCC International Holdings, Ltd.....................  9,847,056   6,438,132
   *TCL Multimedia Technology Holdings, Ltd.............  8,132,200   3,420,716
    Texhong Textile Group, Ltd..........................    130,000      53,360
   #Tian An China Investments Co., Ltd..................  7,019,000   4,227,082
    Tiangong International Co., Ltd..................... 10,407,944   2,415,502
    Tianjin Port Development Holdings, Ltd..............  4,023,657     774,603
    Tianneng Power International, Ltd...................  8,580,280   5,131,072
   #Tomson Group, Ltd...................................  2,947,206   1,040,363
   #TPV Technology, Ltd.................................  3,822,496   1,955,441
    Travelsky Technology, Ltd........................... 16,861,500  10,132,653
   #Truly International Holdings, Ltd................... 21,387,500   3,976,359
   #Uni-President China Holdings, Ltd...................  1,091,000     669,206
   #Wasion Group Holdings, Ltd..........................  3,319,291   1,576,083
    Weiqiao Textile Co., Ltd............................  6,696,500   4,555,767
    Wuyi International Pharmaceutical Co., Ltd..........  5,257,500     487,087
    Xiamen International Port Co., Ltd.................. 11,546,000   2,069,806
   #Xingda International Holdings, Ltd..................  4,959,000   3,508,311
   #Xinhua Winshare Publishing & Media Co., Ltd.........  4,850,000   2,584,668
   #Xinjiang Xinxin Mining Industry Co., Ltd............  8,137,000   4,090,661
  #*Xiwang Sugar Holdings Co., Ltd......................  9,230,736   2,486,481
    Yip's Chemical Holdings, Ltd........................    388,000     451,784
    Yuexiu Transport Infrastructure, Ltd................      1,003         464
   *Yuzhou Properties Co................................    207,000      65,410
  #*Zhejiang Glass Co., Ltd.............................    437,000          --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CHINA -- (Continued)
   *Zhong An Real Estate, Ltd......................... 4,524,800 $      812,982
                                                                 --------------
TOTAL CHINA...........................................            2,321,107,814
                                                                 --------------
CZECH REPUBLIC -- (0.2%)..............................
    CEZ A.S...........................................       738         38,194
    Pegas Nonwovens SA................................   132,675      3,668,368
    Telefonica Czech Republic A.S..................... 1,000,881     25,449,477
   *Unipetrol A.S..................................... 1,411,781     14,427,358
                                                                 --------------
TOTAL CZECH REPUBLIC..................................               43,583,397
                                                                 --------------
HUNGARY -- (0.7%).....................................
   *Danubius Hotel & Spa P.L.C........................   136,180      2,609,316
    Egis Gyogyszergyar NYRT...........................    55,527      5,409,436
   *Fotex Holding SE Co., Ltd.........................   913,849      1,785,647
  #*MOL Hungarian Oil & Gas P.L.C.....................   278,733     29,909,876
   #OTP Bank P.L.C.................................... 2,633,742     75,983,446
   *PannErgy P.L.C....................................   190,228        784,501
    Tisza Chemical Group P.L.C........................   237,662      3,573,532
                                                                 --------------
TOTAL HUNGARY.........................................              120,055,754
                                                                 --------------
INDIA -- (8.6%).......................................
    3i Infotech, Ltd..................................   713,804        659,347
    Aban Offshore, Ltd................................   169,859      1,883,660
    ABG Shipyard, Ltd.................................   244,227      2,140,911
   *Adhunik Metaliks, Ltd.............................   100,661        170,726
    Aditya Birla Nuvo, Ltd............................   407,532      8,789,002
    Ajmera Realty & Infra India, Ltd..................    70,083        233,541
    Akzo Nobel India, Ltd.............................    50,729      1,117,006
   *Alembic Pharmaceuticals, Ltd......................   619,600        428,350
    Alembic, Ltd......................................   619,600        301,111
    Allahabad Bank, Ltd............................... 1,288,116      5,870,666
    Alok Industries, Ltd.............................. 3,717,329      2,110,577
    Amara Raja Batteries, Ltd.........................    19,579        106,178
    Ambuja Cements, Ltd............................... 4,936,893     14,413,283
    Amtek Auto, Ltd...................................   964,705      3,459,403
    Anant Raj Industries, Ltd......................... 1,015,617      1,865,932
    Andhra Bank, Ltd.................................. 1,698,306      5,187,515
    Ansal Properties & Infrastructure, Ltd............   760,963        687,413
    Apollo Hospitals Enterprise, Ltd..................   367,830      4,389,988
    Apollo Tyres, Ltd................................. 1,676,970      2,772,013
   *Arvind Mills, Ltd................................. 1,526,154      3,016,931
   *Ashapura Minechem, Ltd............................     1,026            435
    Ashok Leyland, Ltd................................ 8,740,907     10,068,276
    Asian Hotels East, Ltd............................     1,050          7,151
    Asian Hotels, Ltd.................................     1,050          4,912
    Aurobindo Pharma, Ltd.............................   206,942        799,591
    Axis Bank, Ltd....................................   870,741     26,318,534
    Bajaj Finance, Ltd................................    94,089      1,485,753
    Bajaj Hindusthan, Ltd.............................   838,582      1,283,441
    Bajaj Holdings & Investment, Ltd..................   342,901      5,981,555
   *Balkrishna Industries, Ltd........................    22,245         85,192
    Ballarpur Industries, Ltd......................... 3,462,622      2,704,555
    Balmer Lawrie & Co., Ltd..........................    55,239        831,084
   *Balrampur Chini Mills, Ltd........................ 1,820,136      2,437,275
    Bank of Baroda....................................   797,959     15,833,164
   *Bank of India..................................... 1,492,091     13,018,615
    Bank of Maharashtra, Ltd.......................... 1,264,260      1,597,780
   *BASF India, Ltd...................................     1,928         28,638
    BEML, Ltd.........................................   151,479      1,884,083
    Bengal & Assam Co., Ltd...........................     9,237         53,421

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Bharati Shipyard, Ltd................................   121,293 $   351,043
   *Bhushan Steel, Ltd...................................   945,780   8,396,518
    Binani Industries, Ltd...............................    10,144      38,078
    Birla Corp., Ltd.....................................   117,478     852,075
    Bl Kashyap & Sons, Ltd...............................   248,676     105,572
    Bombay Dyeing & Manufacturing Co., Ltd...............   106,530     829,972
    Bombay Rayon Fashions, Ltd...........................   393,115   2,553,846
    Brigade Enterprises, Ltd.............................    22,619      35,875
   *Cairn India, Ltd..................................... 3,309,459  23,039,957
   *Canara Bank.......................................... 1,266,616  13,186,176
   *Central Bank of India................................ 2,277,373   5,975,755
    Century Enka, Ltd....................................     1,913       7,307
    Century Textiles & Industries, Ltd...................   449,560   3,493,901
    Chambal Fertilizers & Chemicals, Ltd................. 1,344,619   2,610,972
    City Union Bank, Ltd................................. 1,222,291   1,345,494
    Coromandel International, Ltd........................    72,717     536,391
    Corporation Bank.....................................   173,135   1,959,412
   *Cranes Software International, Ltd...................   127,339      11,080
   *Dalmia Bharat Enterprises, Ltd.......................   159,852     510,691
    Dalmia Cement (Bharat), Ltd..........................   130,837      54,083
   *DB Realty, Ltd.......................................   395,160     696,546
    DCM Shriram Consolidated, Ltd........................   271,706     343,460
   *Deccan Chronicle Holdings, Ltd.......................   436,014     681,856
    Deepak Fertilizers & Petrochemicals Corp., Ltd.......   424,886   1,554,754
    Dena Bank............................................    99,442     190,328
   *Development Credit Bank, Ltd......................... 1,868,686   2,397,787
   *Dewan Housing Finance Corp., Ltd.....................    52,368     247,536
    Dhanalakshmi Bank, Ltd...............................   327,190     783,813
    Dishman Pharmaceuticals & Chemicals, Ltd.............   144,934     293,523
    DLF, Ltd............................................. 4,448,687  23,191,202
    Dredging Corp. of India, Ltd.........................    74,739     474,096
    E.I.D. - Parry (India), Ltd..........................   727,103   4,413,134
    Edelweiss Capital, Ltd............................... 1,014,131     763,742
   *Educomp Solutions, Ltd...............................   523,312   4,084,568
    Eicher Motors, Ltd...................................    41,908   1,248,400
    EIH, Ltd.............................................   872,785   1,896,125
    Elder Pharmaceuticals, Ltd...........................   130,331   1,183,152
    Electrosteel Casings, Ltd............................   714,533     460,717
   *Elgi Equipments, Ltd.................................    35,934      65,568
   *Era Infra Engineering, Ltd...........................    69,207     261,395
    Escorts, Ltd......................................... 1,272,669   2,829,384
   *Ess Dee Aluminium, Ltd...............................     2,372      19,587
   *Essar Shipping Ports & Logistics, Ltd................   583,827   1,211,383
   *Essar Shipping, Ltd..................................   288,976     554,869
    Essel Propack, Ltd...................................   786,978     756,955
    Everest Kanto Cylinder, Ltd..........................   604,216   1,231,233
    FAG Bearings (India), Ltd............................       500      14,944
    FDC, Ltd.............................................   131,817     274,367
    Federal Bank, Ltd.................................... 1,669,118  16,058,726
   *Federal-Mogul Goetze (India), Ltd....................     9,195      56,769
    Financial Technologies (India), Ltd..................   113,765   2,075,292
    Finolex Cables, Ltd..................................   583,005     596,540
    Finolex Industries, Ltd..............................   695,629   1,150,406
   *Firstsource Solutions, Ltd...........................   462,206     182,051
   *Fortis Healthcare India, Ltd.........................   605,349   2,273,045
   *Future Capital Holdings, Ltd.........................    16,631      69,938
    GAIL India, Ltd......................................   700,109   7,315,338
    Gammon India, Ltd....................................   411,248     808,913
   *Ganesh Housing Corp., Ltd............................     1,552       4,945
    Gateway Distriparks, Ltd.............................   239,619     741,689
    Geodesic, Ltd........................................   617,061     901,401

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
   *Geojit BNP Paribas Financial Services, Ltd.........     77,686 $     38,531
   *GIC Housing Finance, Ltd...........................     62,647      140,345
    Gitanjali Gems, Ltd................................    513,757    3,582,468
    Godawari Power & Ispat, Ltd........................     51,305      187,137
    Godfrey Phillips India, Ltd........................        784       53,495
    Graphite India, Ltd................................    488,885      971,233
    Grasim Industries, Ltd.............................     15,142      751,700
    Great Eastern Shipping Co., Ltd....................    942,893    5,737,924
    Great Offshore, Ltd................................    160,792      776,285
   *GTL Infrastructure, Ltd............................  1,127,121      382,297
    GTL, Ltd...........................................    350,140      593,446
    Gujarat Alkalies & Chemicals, Ltd..................    421,803    1,469,888
    Gujarat Fluorochemicals, Ltd.......................    222,534    2,450,906
    Gujarat Narmada Valley Fertilizers Co., Ltd........    647,256    1,468,677
   *Gujarat NRE Coke, Ltd..............................    334,357      333,123
    Gujarat State Fertilizers & Chemicals, Ltd.........    445,889    4,039,862
    Gulf Oil Corp., Ltd................................    194,724      399,035
    H.E.G., Ltd........................................    136,218      731,327
    HBL Power Systems, Ltd.............................    474,970      183,059
    HCL Infosystems, Ltd...............................    752,250    1,446,955
    HCL Technologies, Ltd..............................      4,851       53,304
   *HeidelbergCement India, Ltd........................    596,458      488,483
    Hexaware Technologies, Ltd.........................  2,847,378    5,614,204
    Hikal, Ltd.........................................      4,933       34,266
   *Hindalco Industries, Ltd........................... 13,995,859   53,203,571
    Hinduja Global Solutions, Ltd......................     65,909      535,518
    Hinduja Ventures, Ltd..............................     68,545      519,116
    Hindustan Construction Co., Ltd....................  4,745,724    3,267,653
    Hotel Leelaventure, Ltd............................  1,357,335    1,404,127
   *Housing Development & Infrastructure, Ltd..........  2,859,933    9,208,892
   *HSIL, Ltd..........................................    103,913      550,054
    ICICI Bank, Ltd....................................    111,742    2,616,064
    ICICI Bank, Ltd. Sponsored ADR.....................  3,332,795  155,208,263
    ICSA (India), Ltd..................................    373,835      774,580
    IDBI Bank, Ltd.....................................  2,670,212    7,754,212
   *Idea Cellular, Ltd.................................  8,283,772   17,648,633
    IFCI, Ltd..........................................  7,425,776    7,560,508
    India Cements, Ltd.................................  2,149,988    3,388,118
    India Infoline, Ltd................................  2,129,973    3,985,940
    Indiabulls Financial Services, Ltd.................  1,877,333    7,692,419
   *Indiabulls Real Estate, Ltd........................  4,078,238    9,186,479
    Indiabulls Securities, Ltd.........................      6,234        1,775
   *Indiabulls Wholesale Services, Ltd.................    509,779      119,975
    Indian Bank........................................  1,125,079    5,727,559
    Indian Hotels Co., Ltd.............................  3,531,468    6,048,347
   *Indian Overseas Bank...............................  1,627,771    5,129,601
    Indo Rama Synthetics (India), Ltd..................    202,314      199,441
    IndusInd Bank, Ltd.................................  1,092,668    6,688,945
    INEOS ABS India, Ltd...............................     28,114      394,333
   *Infotech Enterprises, Ltd..........................     21,152       64,915
   *Infrastructure Development Finance Co., Ltd........  7,660,717   21,802,066
   *ING Vysya Bank, Ltd................................    289,910    2,297,161
    Ingersoll-Rand India, Ltd..........................     24,852      286,760
    Ipca Laboratories, Ltd.............................    184,942    1,372,045
    ISMT, Ltd..........................................    365,322      320,342
   *Ispat Industries, Ltd..............................  4,828,018    1,960,350
   *IVRCL Assets & Holdings, Ltd.......................     89,922       85,624
    IVRCL Infrastructures & Projects, Ltd..............  3,165,366    4,446,718
    J.B. Chemicals & Pharmaceuticals, Ltd..............    465,081    1,488,376
   *Jai Balaji Industries, Ltd.........................     35,878      143,707
   *Jai Corp., Ltd.....................................    138,834      314,200

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Jaiprakash Associates, Ltd.......................... 10,014,710 $15,065,041
    Jammu & Kashmir Bank, Ltd...........................    263,357   5,159,727
    JBF Industries, Ltd.................................     96,294     330,432
   *Jet Airways (India), Ltd............................    244,572   2,473,083
    Jindal Poly Films, Ltd..............................    139,745     820,318
    Jindal Saw, Ltd.....................................  1,594,347   5,497,067
   *Jindal South West Holdings, Ltd.....................     23,790     464,058
    JK Cement, Ltd......................................     87,998     211,377
    JK Lakshmi Cement, Ltd..............................    290,053     289,441
    JK Tyre & Industries, Ltd...........................    158,673     371,135
    JM Financial, Ltd...................................  1,515,397     742,625
   *JSL Stainless, Ltd..................................    734,265   1,667,737
    JSW Energy, Ltd.....................................    776,388   1,183,226
   *JSW Steel, Ltd......................................  1,176,470  20,585,133
   *Jubilant Industries, Ltd............................     12,130      54,938
    Jubilant Organosys, Ltd.............................    370,512   1,786,991
   *Jyoti Structures, Ltd...............................     98,306     186,931
    K.S.B. Pumps, Ltd...................................      7,582      40,300
    Kalpataru Power Transmission, Ltd...................     37,251     108,553
   *Kalyani Investment Co., Ltd.........................      8,518     121,673
    Kalyani Steels, Ltd.................................     85,188     139,801
    Karnataka Bank, Ltd.................................  1,430,391   3,737,012
    Karur Vysya Bank, Ltd...............................    294,278   2,735,214
    Karuturi Global, Ltd................................  1,546,546     407,042
    KEC International, Ltd..............................      1,203       2,159
    Kesoram Industries, Ltd.............................    220,086     735,405
   *Kiri Industries, Ltd................................     37,201     154,688
   *Kirloskar Industries, Ltd...........................      8,838      58,106
   *Kirloskar Oil Engines, Ltd..........................    328,770     937,694
    Koutons Retail India, Ltd...........................      2,849       1,793
   *KRBL, Ltd...........................................    477,140     297,331
    KS Oils, Ltd........................................  1,883,630     797,922
   *KSK Energy Ventures, Ltd............................     35,815      86,558
    Lakshmi Machine Works, Ltd..........................      4,697     228,701
    Lakshmi Vilas Bank, Ltd.............................    346,996     964,720
   *Landmark Property Development Co., Ltd..............    201,134      12,230
   *LIC Housing Finance, Ltd............................  1,589,690   7,628,507
    Madhucon Projects, Ltd..............................    183,396     360,247
    Madras Cements, Ltd.................................    454,723     947,959
   *Mahanagar Telephone Nigam, Ltd......................  1,446,686   1,540,871
  #*Mahanagar Telephone Nigam, Ltd. ADR.................    100,249     214,533
    Maharashtra Scooters, Ltd...........................      4,450      34,443
    Maharashtra Seamless, Ltd...........................    160,799   1,358,447
   *Mahindra & Mahindra Financial Services, Ltd.........     34,564     496,376
    Mahindra & Mahindra, Ltd............................     95,710   1,551,832
    Mahindra Lifespace Developers, Ltd..................    135,781   1,080,272
    Manaksia, Ltd.......................................    147,412     207,577
    Maruti Suzuki India, Ltd............................    262,121   7,146,357
    Mastek, Ltd.........................................     83,250     209,482
   *MAX India, Ltd......................................     62,495     257,881
    McLeod Russel India, Ltd............................    637,181   3,907,826
    Mercator Lines, Ltd.................................  2,223,130   1,800,506
    Merck, Ltd..........................................     29,241     461,222
   *MindTree, Ltd.......................................     12,034     112,706
    Monnet Ispat, Ltd...................................    139,059   1,559,918
    Moser Baer (India), Ltd.............................  1,473,835   1,222,076
    MRF, Ltd............................................     17,453   2,846,087
    Mukand, Ltd.........................................    258,286     245,374
    Nagarjuna Construction Co., Ltd.....................  1,813,074   2,984,362
    Nagarjuna Fertilizers & Chemicals, Ltd..............  1,893,177   1,386,270
    Nahar Capital & Financial Services, Ltd.............     18,955      26,964

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Nahar Spinning Mills, Ltd..........................      6,026 $     10,632
    National Aluminium Co., Ltd........................    737,304    1,257,564
    Nava Bharat Ventures, Ltd..........................     19,805      103,063
    NIIT Technologies, Ltd.............................    389,470    1,959,735
    NIIT, Ltd..........................................  1,192,219    1,485,485
    NOCIL, Ltd.........................................    602,199      234,750
    Noida Toll Bridge Co., Ltd.........................    880,231      510,888
    OCL India, Ltd.....................................     84,049      185,766
   *OMAXE, Ltd.........................................    552,879    1,712,121
   *OnMobile Global, Ltd...............................    452,031      937,484
   *Orbit Corp., Ltd...................................    745,164      652,175
    Orchid Chemicals & Pharmaceuticals, Ltd............    556,542    2,594,859
    Orient Paper & Industries, Ltd.....................    333,560      442,837
    Oriental Bank of Commerce..........................    791,237    6,272,843
   *Oswal Chemical & Fertilizers, Ltd..................    451,674      925,973
    Panacea Biotec, Ltd................................     73,892      264,002
   *Parsvnath Developers, Ltd..........................  1,329,808    1,397,101
   *Patel Engineering, Ltd.............................    245,145      750,846
    Patni Computer Systems, Ltd........................    750,275    5,511,234
    Patni Computer Systems, Ltd. ADR...................     55,441      802,231
    Peninsula Land, Ltd................................    224,699      261,123
    Petronet LNG, Ltd..................................  2,943,666   11,451,979
   *Piramal Healthcare, Ltd............................    365,834    3,147,891
   *Plethico Pharmaceuticals, Ltd......................    100,359      863,003
    Polaris Software Lab, Ltd..........................    396,842    1,550,889
    Polyplex Corp., Ltd................................     97,888      410,453
    Power Finance Corp., Ltd...........................    129,000      538,258
   *Prakash Industries, Ltd............................    193,450      289,859
    Prism Cement, Ltd..................................    487,572      505,693
    Provogue India, Ltd................................    119,777       94,582
    PSL, Ltd...........................................    113,833      182,530
    PTC India, Ltd.....................................  2,003,406    3,508,378
    Punj Lloyd, Ltd....................................  1,900,054    3,021,387
    Rain Commodities, Ltd..............................  1,187,184      967,539
    Rajesh Exports, Ltd................................    489,295    1,217,326
    Ranbaxy Laboratories, Ltd..........................    207,373    2,524,227
    Raymond, Ltd.......................................    340,181    2,918,539
    REI Agro, Ltd......................................  3,470,250    2,284,505
    Rei Six Ten Retail, Ltd............................    439,400      372,790
   *Reliance Broadcast Network, Ltd....................     20,606       39,596
    Reliance Capital, Ltd..............................  1,332,296   17,309,543
    Reliance Communications, Ltd.......................  5,791,601   13,274,249
    Reliance Industries, Ltd........................... 14,797,118  276,648,846
   *Reliance Industries, Ltd. Sponsored GDR............    107,000    4,043,530
   *Reliance MediaWorks, Ltd...........................    109,133      286,740
   *Reliance Power, Ltd................................  5,484,714   13,854,528
   *Resurgere Mines & Minerals India, Ltd..............  4,231,830       45,532
    Rolta India, Ltd...................................  1,402,924    3,668,307
    Ruchi Soya Industries, Ltd.........................  1,501,070    3,323,722
   *Rural Electrification Corp., Ltd...................  3,187,257   15,102,806
   *S.Kumars Nationwide, Ltd...........................  1,478,828    1,847,377
    Sanghvi Movers, Ltd................................      6,290       17,455
    SEAMEC, Ltd........................................     44,396      115,368
    Sesa Goa, Ltd......................................    168,142    1,043,507
    Shipping Corp. of India, Ltd.......................    685,385    1,568,637
    Shiv-Vani Oil & Gas Exploration Services, Ltd......    115,578      558,921
   *Shree Renuka Sugars, Ltd...........................  3,989,508    6,325,632
    Simplex Infrastructures, Ltd.......................      1,570       10,620
   *Sintex Industries, Ltd.............................    681,579    2,705,758
    SKF India, Ltd.....................................     12,150      180,450
    Sobha Developers, Ltd..............................    415,345    2,439,019

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
INDIA -- (Continued)
    Sona Koyo Steering Systems, Ltd..................     64,698 $       22,966
    South Indian Bank, Ltd...........................  8,405,525      4,457,719
    SPML Infra, Ltd..................................        372          1,428
    SREI Infrastructure Finance, Ltd.................  1,473,919      1,557,664
    SRF, Ltd.........................................    266,306      1,911,070
    State Bank of Bikaner & Jaipur...................      2,321         25,185
    State Bank of India..............................    829,178     43,864,371
    State Bank of India Sponsored GDR................      5,732        633,242
    Steel Authority of India, Ltd....................  5,465,207     15,604,120
    Sterling Biotech, Ltd............................  1,025,636      1,946,953
  #*Sterlite Industries (India), Ltd. ADR............  2,137,546     31,571,554
   *Sterlite Industries (India), Ltd. Series A.......  5,746,256     20,828,283
    Sterlite Technologies, Ltd.......................  1,161,678      1,313,856
    Strides Arcolab, Ltd.............................    125,579      1,060,096
    Sundaram Finance, Ltd............................      5,730         73,802
    Sundram Fastners, Ltd............................     55,097         72,594
   *Suzlon Energy, Ltd...............................  9,801,822     11,607,960
    Syndicate Bank...................................  1,739,874      4,710,767
    Tamilnadu Newsprint & Papers, Ltd................     55,083        149,034
    Tanla Solutions, Ltd.............................    363,600        117,593
    Tata Chemicals, Ltd..............................    926,731      7,455,797
  #*Tata Communications, Ltd. ADR....................     22,320        223,200
    Tata Investment Corp., Ltd.......................     59,975        648,570
    Tata Steel, Ltd..................................  4,984,617     63,528,854
    Tata Tea, Ltd....................................  4,405,148     10,569,288
   *TCI Developers, Ltd..............................      3,427         15,479
   *Teledata Marine Solutions, Ltd...................    267,258        207,142
    Time Technoplast, Ltd............................    498,379        773,526
    Titagarh Wagons, Ltd.............................     99,648        970,257
    Transport Corp of India, Ltd.....................     68,548        141,794
    Trent, Ltd.......................................     14,497        397,826
   *Trent, Ltd. Series A.............................      3,220         84,672
   *Trent, Ltd. Series B.............................      3,220         81,611
    Triveni Engineering & Industries, Ltd............    240,000        182,839
   *Triveni Turbine, Ltd.............................    240,000        286,979
    Tube Investments of India, Ltd...................    642,055      2,307,033
   *Tulip IT Services, Ltd...........................     65,990        232,915
   *UCO Bank.........................................  2,106,355      4,034,739
    Uflex, Ltd.......................................    440,201      2,082,340
    Unichem Laboratories, Ltd........................    199,000        649,331
    Union Bank of India, Ltd.........................    797,003      5,209,409
    Unitech, Ltd..................................... 11,489,151      7,961,488
    United Phosphorus, Ltd...........................    860,074      3,224,426
    Unity Infraprojects, Ltd.........................    214,696        290,312
    Usha Martin, Ltd.................................  1,278,231      1,287,278
   *UTV Software Communications, Ltd.................     11,056        240,262
   *Vardhman Special Steels, Ltd.....................     19,609          9,319
    Vardhman Textiles, Ltd...........................     98,045        477,203
    Varun Shipping Co., Ltd..........................    333,864        178,093
    Videocon Industries, Ltd.........................    891,313      3,784,166
   *Videsh Sanchar Nigam, Ltd........................  1,046,765      5,261,233
    Vijaya Bank, Ltd.................................  1,580,742      2,261,084
   *Voltamp Transformers, Ltd........................     10,555        120,453
    Walchandnagar Industries, Ltd....................    109,118        283,063
    Welspun Corp., Ltd...............................    947,107      3,192,859
   *Wockhardt, Ltd...................................     80,566        819,225
    Zee Entertainment Enterprises, Ltd...............  2,376,542      7,058,388
   *Zee Learn, Ltd...................................    297,068        143,460
    Zuari Industries, Ltd............................    127,958      1,925,914
    Zylog Systems, Ltd...............................     26,158        236,778
                                                                 --------------
TOTAL INDIA..........................................             1,486,550,822
                                                                 --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (3.3%)
   *PT Adhi Karya Tbk.................................   3,957,117 $    329,855
   *PT Agis Tbk.......................................   2,012,000       27,943
    PT AKR Corporindo Tbk.............................  20,492,400    7,346,192
   *PT Aneka Tambang Tbk..............................  61,732,500   14,491,168
    PT Asahimas Flat Glass Tbk........................   5,277,000    5,583,365
    PT Astra Graphia Tbk..............................   4,157,500      538,503
    PT Astra International Tbk........................     586,696    4,859,764
   *PT Bakrie & Brothers Tbk.......................... 991,549,250    8,021,775
    PT Bakrie Sumatera Plantations Tbk................ 111,465,500    5,682,991
   *PT Bakrie Telecom Tbk............................. 279,478,500   11,819,169
   *PT Bakrieland Development Tbk..................... 378,287,020    7,497,240
    PT Bank Bukopin Tbk...............................  33,061,333    3,262,825
    PT Bank Danamon Indonesia Tbk.....................  23,682,829   15,160,569
    PT Bank Mandiri Tbk...............................  25,129,431   23,149,678
    PT Bank Negara Indonesia Persero Tbk..............  81,053,441   42,331,934
   *PT Bank Pan Indonesia Tbk......................... 150,362,201   16,944,293
   *PT Bank Permata Tbk...............................     304,000       60,066
    PT Bank Tabungan Negara Tbk.......................  18,238,862    3,642,833
   *PT Barito Pacific Tbk.............................  11,782,000    1,399,013
   *PT Berlian Laju Tanker Tbk........................ 128,161,466    4,445,822
   *PT Bhakti Investama Tbk........................... 257,263,700    7,845,680
    PT Budi Acid Jaya Tbk.............................  15,296,000      529,624
    PT Bumi Resources Tbk............................. 280,320,500  100,071,467
   *PT Bumi Serpong Damai Tbk.........................   9,155,500    1,095,040
   *PT Central Proteinaprima Tbk...................... 178,071,500    1,110,002
    PT Charoen Pokphand Indonesia Tbk.................  77,638,830   24,830,145
   *PT Ciputra Development Tbk........................  83,963,500    5,426,193
   *PT Ciputra Surya Tbk..............................  16,227,000    1,752,540
    PT Clipan Finance Indonesia Tbk...................   5,183,000      468,369
   *PT Darma Henwa Tbk................................ 203,052,442    2,811,974
   *PT Davomas Adabi Tbk.............................. 139,739,500    1,199,542
    PT Elnusa Tbk.....................................  32,023,000    1,087,081
   *PT Energi Mega Persada Tbk........................ 341,259,782   10,186,378
    PT Ever Shine Textile Tbk.........................  19,342,215      250,237
    PT Gajah Tunggal Tbk..............................  13,733,500    5,272,578
    PT Global Mediacom Tbk............................  95,929,500    9,814,053
    PT Gozco Plantations Tbk..........................  23,062,500    1,015,833
   *PT Great River International Tbk..................   1,788,000           --
    PT Gudang Garam Tbk...............................   6,628,500   39,623,765
   *PT Hero Supermarket Tbk...........................     196,500      171,020
   *PT Holcim Indonesia Tbk...........................   3,718,000      905,039
   *PT Indah Kiat Pulp & Paper Corp. Tbk..............  29,832,000    4,488,738
    PT Indika Energy Tbk..............................  16,849,000    7,357,054
    PT Indofood Sukses Makmur Tbk.....................  36,805,500   27,417,937
   *PT Indorama Synthetics Tbk........................      41,500       17,747
    PT International Nickel Indonesia Tbk.............  39,701,500   19,779,310
   *PT Intiland Development Tbk.......................   6,882,500      262,924
    PT Japfa Comfeed Indonesia Tbk....................   4,542,750    2,824,352
   *PT Jaya Real Property Tbk.........................  25,528,000    5,029,039
   *PT Kawasan Industri Jababeka Tbk.................. 183,569,000    3,971,191
    PT Lautan Luas Tbk................................   2,102,000      283,791
    PT Lippo Karawaci Tbk............................. 241,338,437   22,086,973
    PT Matahari Putra Prima Tbk.......................  35,387,900    5,080,949
    PT Mayorah Indah Tbk..............................   8,712,072   17,330,328
    PT Medco Energi Internasional Tbk.................  26,056,500    7,642,312
    PT Media Nusantara Citra Tbk......................  27,059,094    3,398,118
   *PT Mitra Adiperkasa Tbk...........................   3,144,000    1,707,067
   *PT Mitra International Resources Tbk..............  38,631,660      726,970
   *PT Pabrik Kertas Tjiwi Kimia Tbk..................     199,500       59,784
   *PT Panasia Indosyntec Tbk.........................     403,200        9,010
   *PT Panin Financial Tbk............................ 183,439,000    3,644,576

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
   *PT Panin Insurance Tbk............................  30,688,500 $  2,201,008
    PT Perusahaan Perkebunan London Sumatra
      Indonesia Tbk...................................  24,575,884    6,777,364
    PT Ramayana Lestari Sentosa Tbk...................  16,648,000    1,640,965
   *PT Sampoerna Agro Tbk.............................   6,925,941    2,965,861
    PT Samudera Indonesia Tbk.........................     415,500      260,634
    PT Selamat Sempurna Tbk...........................  15,274,000    2,352,012
   *PT Sentul City Tbk................................ 124,395,000    2,804,556
    PT Sinar Mas Agro Resources & Technology Tbk......   8,034,400    6,705,623
    PT Summarecon Agung Tbk...........................  41,668,857    6,266,347
   *PT Sunson Textile Manufacturer Tbk................   6,012,000      168,433
   *PT Surya Dumai Industri Tbk.......................   5,145,000           --
    PT Surya Toto Indonesia Tbk.......................      46,400      229,203
   *PT Suryainti Permata Tbk..........................  17,378,000      181,904
   *PT Tiga Pilar Sejahtera Food Tbk..................   4,222,222      377,892
    PT Tigaraksa Satria Tbk...........................     124,200       13,989
    PT Timah Tbk......................................  21,943,900    6,301,542
    PT Trimegah Securities Tbk........................  34,298,000      409,207
   *PT Truba Alam Manunggal Engineering Tbk........... 129,244,500      926,319
    PT Tunas Baru Lampung Tbk.........................   5,117,000      449,867
    PT Tunas Ridean Tbk...............................  42,848,500    3,678,447
   *PT Ultrajaya Milk Industry & Trading Co. Tbk......  13,717,500    2,387,236
   *PT Unggul Indah Cahaya Tbk........................     371,435       81,473
    PT Wijaya Karya Tbk...............................  19,672,002    1,568,954
                                                                   ------------
TOTAL INDONESIA.......................................              573,928,564
                                                                   ------------
ISRAEL -- (0.0%)......................................
    Bank of Jerusalem, Ltd............................      16,518       24,923
    Delta-Galil Industries, Ltd.......................          --            3
   *Electra Real Estate, Ltd..........................          --           --
   *Elron Electronic Industries, Ltd..................           1            3
   *Feuchtwanger Investments, Ltd.....................      10,500           37
    Formula Systems, Ltd..............................          --           --
   *Formula Vision Technologies, Ltd..................          --           --
   *Israel Steel Mills, Ltd...........................      97,000        1,106
   *Kardan Israel, Ltd................................          --            1
   *Knafaim Arkia Holdings, Ltd.......................      69,163      420,943
   *Koor Industries, Ltd..............................           1           14
    Liberty Properties, Ltd...........................       2,533       27,168
   *Makhteshim-Agan Industries, Ltd...................           1            3
    Mivtach Shamir Holdings, Ltd......................      41,934    1,383,604
   *Naphtha Israel Petroleum Corp., Ltd...............          --            1
                                                                   ------------
TOTAL ISRAEL..........................................                1,857,806
                                                                   ------------
MALAYSIA -- (3.0%)....................................
   *A&M Realty Berhad.................................     603,400       98,878
    Adventa Berhad....................................      96,000       59,483
    Aeon Co. Berhad...................................      37,500       93,678
    Affin Holdings Berhad.............................   9,611,900   11,012,956
    Airasia Berhad....................................  11,014,200   14,569,452
   *Alam Maritim Resources Berhad.....................   2,989,100      928,420
    Alliance Financial Group Berhad...................  12,857,400   16,074,526
   *Amcorp Properties Berhad..........................   1,047,267      179,936
    AMMB Holdings Berhad..............................  21,831,262   47,716,134
    Ann Joo Resources Berhad..........................   2,857,200    2,880,112
    APM Automotive Holdings Berhad....................   1,211,000    2,036,137
    Apollo Food Holdings Berhad.......................     109,000      113,077
   *Asas Dunia Berhad.................................     252,800       91,769
   *Asia Pacific Land Berhad..........................   5,644,300      770,239
    Axiata Group Berhad...............................   1,074,850    1,845,392
    Bandar Raya Developments Berhad...................   4,102,200    2,748,441
    Batu Kawan Berhad.................................   2,242,250   12,378,251

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Berjaya Assets Berhad...............................    105,600 $    32,649
    Berjaya Corp. Berhad................................ 26,033,180  10,417,899
    Berjaya Land Berhad................................. 13,220,000   4,730,071
   *Berjaya Media Berhad................................    299,800      67,880
    Bimb Holdings Berhad................................  3,655,700   2,707,591
    Bina Darulaman Berhad...............................     57,800      23,512
    Bolton Berhad.......................................  1,288,000     454,965
    Boustead Holdings Berhad............................  4,768,380   9,381,831
    Cahya Mata Sarawak Berhad...........................  1,786,600   1,337,307
   *CB Industrial Product Holding Berhad................      9,300      12,742
    Chemical Co. of Malaysia Berhad.....................    311,000     171,029
    Chin Teck Plantations Berhad........................    304,700     883,743
    Coastal Contracts Berhad............................    912,498     762,801
    CSC Steel Holdings Berhad...........................  2,156,600   1,214,900
    Cycle & Carriage Bintang Berhad.....................    241,300     337,729
   *Datuk Keramik Holdings Berhad.......................    127,000          --
    Dijaya Corp. Berhad.................................    740,200     371,396
    DRB-Hicom Berhad.................................... 10,607,100   8,003,891
    Eastern & Oriental Berhad...........................  9,016,015   4,729,158
    Eastern Pacific Industrial Corp. Berhad.............    504,200     475,241
    ECM Libra Avenue Berhad.............................  7,396,505   2,230,955
    EON Capital Berhad..................................  3,626,007   3,129,440
    Esso Malaysia Berhad................................  1,274,200   2,115,456
    Evergreen Fibreboard Berhad.........................  3,067,026   1,199,355
    Faber Group Berhad..................................  1,193,900     799,559
    Far East Holdings Berhad............................    388,800     928,208
   *Fountain View Development Berhad....................  2,573,200          --
    Genting Malaysia Berhad.............................  5,281,900   6,487,589
    Genting Plantations Berhad..........................    356,800     947,438
    Glomac Berhad.......................................  1,706,800   1,022,495
    Gold IS Berhad......................................  3,016,125   1,730,926
   *Green Packet Berhad.................................  1,037,400     247,821
    GuocoLand (Malaysia) Berhad.........................  1,231,200     447,232
    Hap Seng Consolidated Berhad........................  9,205,400   4,808,741
    Hap Seng Plantations Holdings Berhad................  2,266,000   2,081,819
    Hong Leong Financial Group Berhad...................  1,920,051   8,472,040
    Hong Leong Industries Berhad........................  1,225,800   1,640,052
   *Hubline Berhad......................................  5,998,300     181,174
    Hunza Properties Berhad.............................  1,033,300     569,737
    Hwang-DBS (Malaysia) Berhad.........................    908,700     761,496
    IGB Corp. Berhad.................................... 11,978,290   8,472,094
    IJM Corp. Berhad.................................... 15,952,280  33,856,445
    IJM Land Berhad.....................................  3,923,300   3,647,015
    IJM Plantations Berhad..............................    106,900      98,423
   *Insas Berhad........................................  4,573,808     777,487
    Integrax Berhad.....................................  1,063,600     496,691
   *Jaks Resources Berhad...............................  3,438,000     809,272
    Jaya Tiasa Holdings Berhad..........................  1,207,235   2,672,192
   *Jerneh Asia Berhad..................................    948,520     421,682
   *K & N Kenanga Holdings Berhad.......................  2,978,800     736,881
   *Karambunai Corp. Berhad............................. 15,984,300     916,541
    Keck Seng (Malaysia) Berhad.........................  2,517,800   3,572,611
    Kian Joo Can Factory Berhad.........................  3,817,980   2,741,722
   *KIG Glass Industrial Berhad.........................    260,000       2,628
    Kim Loong Resources Berhad..........................    324,800     246,201
    Kinsteel Berhad.....................................  7,509,500   1,757,295
    KLCC Property Holdings Berhad.......................  6,585,600   7,427,820
    KNM Group Berhad.................................... 12,307,325   7,543,186
   *Knusford Berhad.....................................     73,800      42,197
    KrisAssets Holdings Berhad..........................    250,377     346,548
    KSL Holdings Berhad.................................    447,466     267,899

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Kub Malaysia Berhad.................................  5,214,000 $ 1,297,166
    Kulim Malaysia Berhad...............................  9,703,300  12,019,229
   *Kumpulan Fima Berhad................................  1,542,000     922,885
   *Kumpulan Hartanah Selangor Berhad...................    277,000      27,123
    Kumpulan Perangsang Selangor Berhad.................  1,463,700     508,018
   *Kurnia Asia Berhad..................................     74,100      13,458
    Kwantas Corp. Berhad................................    246,000     182,843
   *Landmarks Berhad....................................  4,118,808   1,897,683
   *Leader Universal Holdings Berhad....................  5,376,733   1,555,899
   *Lingui Development Berhad...........................  1,313,114     783,498
   *Lion Corp. Berhad...................................  7,984,307     740,023
    Lion Diversified Holdings Berhad....................  5,448,100     949,268
    Lion Forest Industries Berhad.......................    204,800     110,755
    Lion Industries Corp. Berhad........................  7,446,081   4,182,179
   *MAA Holdings Berhad.................................  1,683,700     365,426
   *Mah Sing Group Berhad...............................     50,200      39,885
   *Malayan Flour Mills Berhad..........................     41,550     110,465
   *Malayan United Industries Berhad....................    200,244      10,120
    Malaysia Airports Holdings Berhad...................    161,600     353,293
    Malaysia Building Society Berhad....................    260,808     130,892
   *Malaysian Airlines System Berhad....................  1,663,900     827,911
    Malaysian Bulk Carriers Berhad......................  1,655,125   1,226,493
   *Malaysian Pacific Industries Berhad.................    459,675     648,116
    Malaysian Resources Corp. Berhad....................     75,000      64,269
    MBM Resources Berhad................................    851,233     908,977
    Media Prima Berhad..................................     33,500      33,139
    Mega First Corp. Berhad.............................  1,101,700     624,356
   *Merge Housing Berhad................................     24,062       5,187
    Metro Kajang Holdings Berhad........................    780,008     407,093
   *Metroplex Berhad....................................    817,000          --
    MISC Berhad.........................................  1,549,804   3,884,019
   *MK Land Holdings Berhad............................. 10,344,500   1,200,488
    MMC Corp. Berhad.................................... 10,989,180   9,968,766
   *MNRB Holdings Berhad................................  1,159,600   1,113,416
    Muhibbah Engineering Berhad.........................  4,845,400   1,983,925
   *MUI Properties Berhad...............................    139,700       6,334
   *Mulpha International Berhad......................... 31,821,100   5,194,299
    MWE Holdings Berhad.................................    270,000     116,339
    Naim Holdings Berhad................................  1,531,500   1,150,167
    NCB Holdings Berhad.................................  2,450,600   3,185,454
    Negri Sembilan Oil Palms Berhad.....................    167,600     293,878
    NV Multi Corp. Berhad...............................     49,710         447
    Oriental Holdings Berhad............................  3,653,779   6,166,806
    Oriental Interest Berhad............................    139,100      58,527
    OSK Holdings Berhad.................................  6,734,447   3,418,323
   *OSK Ventures International Berhad...................    639,897      72,276
    P.I.E. Industrial Berhad............................    323,600     415,071
    Pacific & Orient Berhad.............................    283,730      76,248
    Panasonic Manufacturing Malaysia Berhad.............    383,380   3,148,499
   *Paracorp Berhad.....................................    252,000         849
    Paramount Corp. Berhad..............................    894,000     572,341
    PBA Holdings Berhad.................................  1,502,500     488,069
    Pelikan International Corp. Berhad..................  4,130,320   1,390,048
   *Perisai Petroleum Teknologi Berhad..................    831,300     219,900
   *Permaju Industries Berhad...........................  1,000,000     122,922
   *Perusahaan Sadur Timah Malaysia (Perstima) Berhad...      6,800       9,086
   *Perwaja Holdings Berhad.............................    107,000      36,630
    Petronas Dagangan Berhad............................     11,300      67,817
    PJ Development Holdings Berhad......................  2,768,800     698,690
    POS Malaysia Berhad.................................  2,274,517   2,441,500
    PPB Group Berhad....................................  6,875,366  40,180,456

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Press Metal Berhad.................................  1,967,081 $  1,428,622
   *Prime Utilities Berhad.............................     39,000        1,183
    Protasco Berhad....................................    282,200       96,024
    Proton Holdings Berhad.............................  3,786,000    4,058,092
   *Pulai Springs Berhad...............................    132,500       40,179
    QSR Brands Berhad..................................     56,800      123,048
   *Ramunia Holdings Berhad............................  2,434,736      352,129
    Ranhill Berhad.....................................  3,924,800      971,368
    RCE Capital Berhad.................................  3,821,500      669,497
    RHB Capital Berhad.................................  5,679,154   17,424,026
    Salcon Berhad......................................    574,000      104,495
    Sarawak Oil Palms Berhad...........................    550,320      798,357
    Scientex, Inc. Berhad..............................    938,848      816,046
   *Scomi Group Berhad................................. 14,504,200    1,540,611
   *Scomi Marine Berhad................................    709,000       95,194
    Selangor Dredging Berhad...........................  1,312,700      333,733
    Selangor Properties Berhad.........................     22,300       26,744
    Shangri-La Hotels (Malaysia) Berhad................    738,000      672,395
    Shell Refining Co. Federation of Malaysia Berhad...    217,100      753,716
    SHL Consolidated Berhad............................  1,008,700      472,269
    Sino Hua-An International Berhad...................  4,236,600      420,931
    Subur Tiasa Holdings Berhad........................    503,530      434,326
    Sunway City Berhad.................................  3,629,500    6,249,456
   *Sunway Holdings Berhad.............................  4,099,100    3,592,406
    Supermax Corp. Berhad..............................    366,600      453,086
    Suria Capital Holdings Berhad......................    645,500      367,789
    Ta Ann Holdings Berhad.............................    315,552      597,180
   *TA Enterprise Berhad............................... 16,478,800    3,744,940
   *TA Global Berhad...................................  8,465,880    1,026,020
    TAHPS Group Berhad.................................     27,000       40,947
   *Talam Corp. Berhad................................. 17,833,050      420,503
    Tan Chong Motor Holdings Berhad....................  4,689,700    7,736,172
   *Tanjung Offshore Berhad............................    270,200       89,759
    TDM Berhad.........................................  1,644,800    1,748,356
   *Tebrau Teguh Berhad................................  5,320,066    1,268,274
    TH Plantations Berhad..............................     39,200       28,377
   *Time Dotcom Berhad................................. 16,781,400    3,957,058
    Tiong Nam Transport Holdings Berhad................    113,500       45,300
    Tradewinds (Malaysia) Berhad.......................  1,801,800    5,829,854
   *Tradewinds Corp. Berhad............................  5,394,700    1,635,582
    TSH Resources Berhad...............................    208,400      220,812
    UAC Berhad.........................................     77,398       83,943
   *UEM Land Holdings Berhad...........................  5,395,045    4,720,882
    UMW Holdings Berhad................................  2,059,686    5,127,243
    Unico-Desa Plantations Berhad......................  4,240,828    1,485,365
    Unisem (Malaysia) Berhad...........................  4,402,600    2,061,841
    United Malacca Rubber Estates Berhad...............    872,900    2,066,160
    United Plantations Berhad..........................    617,400    4,290,162
    VS Industry Berhad.................................  1,337,193      699,298
    Wah Seong Corp. Berhad.............................  2,593,211    2,007,133
    WCT Berhad.........................................  1,427,700    1,475,187
    Wing Tai Malaysia Berhad...........................  1,861,100    1,104,642
    WTK Holdings Berhad................................  4,386,550    2,656,569
    Yeo Hiap Seng Malaysia Berhad......................    335,520      213,381
    YTL Cement Berhad..................................     79,900      140,845
    YTL Corp. Berhad................................... 40,988,230   19,309,457
    Yu Neh Huat Berhad.................................  5,024,459    3,264,737
   *Zelan Berhad.......................................  6,765,900      864,882
                                                                   ------------
TOTAL MALAYSIA.........................................             517,251,401
                                                                   ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                         SHARES     VALUE++
                                                       ---------- ------------
MEXICO -- (4.9%)
   #Alfa S.A.B. de C.V. Series A......................  4,088,867 $ 59,918,816
   #Alsea de Mexico S.A.B. de C.V.....................  2,331,956    2,652,366
   #Arca Continental SAB de C.V.......................  4,366,430   24,180,856
  #*Axtel S.A.B. de C.V...............................  5,807,800    3,389,487
  #*Bio Pappel S.A.B. de C.V..........................     60,020       45,511
   #Bolsa Mexicana de Valores S.A. de C.V.............  2,419,671    4,762,117
   *Carso Infraestructura y Construccion S.A.B. de
     C.V..............................................    166,250      101,274
  #*Cemex S.A.B. de C.V. Sponsored ADR................ 12,041,259   84,770,463
  #*Cia Minera Autlan S.A.B. de C.V...................    178,100      289,972
    Coca-Cola Femsa S.A.B. de C.V. Series L...........     52,700      508,712
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......    284,134   27,362,104
   #Consorcio ARA S.A.B. de C.V....................... 10,672,300    5,601,064
  #*Controladora Comercial Mexicana S.A.B. de C.V.
     Series B.........................................  1,777,987    3,029,635
  #*Corporacion GEO S.A.B. de C.V. Series B...........  5,771,482   11,560,371
   *Corporacion Interamericana de Entramiento S.A.B.
     de C.V. Series B.................................  1,561,686      818,278
  #*Desarrolladora Homex S.A.B. de C.V................  1,653,700    7,196,800
  #*Desarrolladora Homex S.A.B. de C.V. ADR...........    115,455    3,030,694
   *Dine S.A.B. de C.V................................  1,028,367      416,173
    El Puerto de Liverpool S.A.B. de C.V..............    328,600    2,659,641
    El Puerto de Liverpool S.A.B. de C.V. Series 1....     20,000      155,061
   *Empaques Ponderosa S.A. de C.V. Series B..........     90,000        6,901
  #*Empresas ICA S.A.B. de C.V........................  2,999,272    6,099,582
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR.........  1,118,155    9,068,237
  #*Financiera Independencia S.A.B de C.V.............     30,576       25,529
   #Fomento Economico Mexicano S.A.B. de C.V. Series
     B & D............................................  2,311,921   16,742,631
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................  2,060,660  149,129,964
   *Gruma S.A.B. de C.V. ADR..........................     15,222      129,387
   *Gruma S.A.B. de C.V. Series B.....................  2,674,666    5,685,542
    Grupo Aeroportuario del Centro Norte, S.A.B. de
      C.V.............................................    762,880    1,548,860
   #Grupo Aeroportuario del Centro Norte, S.A.B. de
     C.V. ADR.........................................     41,146      670,680
   #Grupo Aeroportuario del Pacifico S.A.B. de C.V....    650,300    2,664,960
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................    629,889   25,787,656
   #Grupo Aeroportuario del Sureste S.A.B. de C.V.....    769,707    4,588,483
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR.............................................    233,307   13,909,763
   #Grupo Carso S.A.B. de C.V. Series A-1............. 10,188,893   28,472,961
  #*Grupo Cementos de Chihuahua S.A.B. de C.V.........  2,799,892    9,976,015
  #*Grupo Famsa S.A.B. de C.V.........................  1,955,204    2,590,325
   #Grupo Financiero Banorte S.A.B. de C.V............ 11,457,851   50,176,237
   #Grupo Financiero Inbursa S.A.B. de C.V. Series O..  8,299,483   39,032,100
    Grupo Gigante S.A.B. de C.V. Series B.............    471,076      983,306
    Grupo Industrial Bimbo S.A.B. de C.V. Series A....     47,900      115,125
    Grupo Industrial Maseca S.A.B. de C.V. Series B...  2,726,900    2,993,543
   *Grupo Industrial Saltillo S.A.B. de C.V...........  1,332,569    1,634,873
    Grupo Kuo S.A.B. de C.V. Series B.................  2,038,967    3,057,417
    Grupo Mexico S.A.B. de C.V. Series B.............. 24,866,224   91,733,831
    Grupo Posadas S.A. de C.V. Series L...............    356,000      476,191
   *Grupo Qumma S.A. de C.V. Series B.................      5,301           81
  #*Grupo Simec S.A. de C.V...........................  1,420,900    3,471,958
  #*Grupo Simec S.A. de C.V. Sponsored ADR............     19,072      133,504
   #Industrias Bachoco S.A.B. de C.V. Series B........    894,410    1,752,654
   *Industrias Bachoco S.A.B. de C.V. Sponsored ADR...        300        7,026
  #*Industrias CH S.A.B. de C.V. Series B.............  2,895,192   10,261,303
    Industrias Penoles S.A.B. de C.V..................      7,601      327,618
  #*Inmuebles Carso S.A.B. de C.V..................... 10,188,893    9,800,602
   *Maxcom Telecomunicaciones S.A.B. de C.V...........    417,781      148,072
  #*Megacable Holdings S.A.B. de C.V..................     58,294      139,064
  #*Minera Frisco S.A.B. de C.V....................... 10,188,893   51,199,246
    Organizacion Soriana S.A.B. de C.V. Series B...... 14,451,500   40,631,108
    Qualitas Cia de Seguros S.A. de C.V...............  2,051,200    1,852,446
  #*Sare Holding S.A.B. de C.V........................  3,301,100      658,122
   *Savia S.A. de C.V.................................  3,457,285      235,644

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
  #*Urbi Desarrollos Urbanos S.A.B. de C.V............   6,700,450 $ 14,814,027
   *Vitro S.A.B. de C.V...............................   1,547,058    1,534,233
                                                                   ------------
TOTAL MEXICO..........................................              846,716,202
                                                                   ------------
PHILIPPINES -- (0.8%).................................
    A. Soriano Corp...................................  20,195,000    1,652,782
    Alaska Milk Corp..................................   7,874,000    2,423,902
    Alsons Consolidated Resources, Inc................  16,904,000      608,273
    Ayala Corp. Series A..............................     101,640      786,973
    Banco de Oro Unibank, Inc.........................   7,506,120   11,390,098
    Cebu Holdings, Inc................................   7,590,250      440,832
    China Banking Corp................................      10,642      104,286
   *Digital Telecommunications Philippines., Inc......  52,050,000    1,899,690
    DMCI Holdings, Inc................................   6,561,560    7,007,716
   *Empire East Land Holdings, Inc....................  37,000,000      720,650
   *Export & Industry Bank, Inc.......................      14,950           92
    Filinvest Land, Inc............................... 168,982,031    5,209,046
   *Filipina Water Bottling Corp......................   5,471,786           --
    First Philippines Holdings Corp...................   3,810,100    5,586,001
   *JG Summit Holdings, Inc...........................      45,400       28,053
   *Lopez Holdings Corp...............................  25,974,100    3,573,219
    Macroasia Corp....................................   1,418,000      112,961
    Megaworld Corp.................................... 169,933,600    8,832,243
    Metro Bank & Trust Co.............................   9,336,217   17,039,665
   *Mondragon International Philippines, Inc..........   2,464,000           --
   *Philippine National Bank..........................   3,866,918    5,410,056
   *Philippine National Construction Corp.............     398,900       46,384
   *Philippine Realty & Holdings Corp.................   4,822,000       74,230
    Philippine Savings Bank...........................   1,232,313    1,916,948
   *Philippine Townships, Inc.........................     226,200       25,497
    Phinma Corp.......................................   2,550,498      767,987
   *Prime Media Holdings, Inc.........................     330,000       14,788
   *Prime Orion Philippines, Inc......................  10,310,000      124,712
    Rizal Commercial Banking Corp.....................   4,481,648    3,036,090
    Robinson's Land Corp. Series B....................  26,992,750    8,506,541
   *San Miguel Corp...................................   1,759,830    5,325,436
    Security Bank Corp................................   2,219,110    5,714,706
    Shang Properties, Inc.............................     614,285       28,015
    SM Development Corp...............................  48,673,176    9,293,115
   *Solid Group, Inc..................................   9,532,000      328,917
    Union Bank of Philippines.........................   2,575,894    3,849,103
    Universal Robina Corp.............................  16,503,345   18,545,525
    Vista Land & Lifescapes, Inc......................  45,259,868    3,706,776
                                                                   ------------
TOTAL PHILIPPINES.....................................              134,131,308
                                                                   ------------
POLAND -- (1.8%)
    Agora SA..........................................     575,665    3,304,206
    Amica Wronki SA...................................      36,320      427,459
    Asseco Poland SA..................................     835,518   14,325,865
   *ATM SA............................................       9,205       33,082
    Bank Handlowy w Warszawie SA......................         106        3,130
    Bank Millennium SA................................   6,694,382   12,797,405
   *Bioton SA.........................................  38,048,906    1,636,024
   *BOMI SA...........................................     139,394      301,407
   *Boryszew SA.......................................   2,173,271      685,385
   *Ciech SA..........................................     335,262    2,344,574
   *Colian SA.........................................       1,796        1,910
   *ComArch SA........................................         570       13,204
    Debica SA.........................................     111,346    1,918,224
    Dom Development SA................................      46,421      753,755
   *Dom Maklerski IDM SA..............................   2,163,902    1,897,994

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
   *Echo Investment SA.................................  2,556,100 $  4,194,740
    Emperia Holding SA.................................     19,149      715,008
   *Enea SA............................................    912,575    6,171,141
   *Energomontaz Poludnie SA...........................      6,944        9,609
   *Farmacol SA........................................      5,526       55,301
   *Gant Development SA................................     69,919      278,836
   *Getin Holding SA...................................  1,592,577    6,472,182
    Grupa Kety SA......................................    126,858    5,285,665
   *Grupa Lotos SA.....................................    970,047   13,292,312
   *Hydrobudowa Polska SA..............................    339,144      205,422
    Impexmetal SA......................................  5,864,978    9,983,804
    ING Bank Slaski SA.................................         30        9,164
   *KGHM Polska Miedz SA...............................    500,463   34,252,613
   *Koelner SA.........................................    133,110      515,520
    Kredyt Bank SA.....................................    619,815    3,827,856
   *LC Corp. SA........................................  1,860,881      795,365
   *MCI Management SA..................................    424,747    1,057,801
   *MNI SA.............................................    275,976      276,185
   *Mostostal Siedlce SA...............................  3,717,129    3,857,274
    Mostostal Warszawa SA..............................      2,374       25,340
   *Netia Holdings SA..................................  3,520,684    7,334,491
   *Orbis SA...........................................    541,449    6,797,812
   *Petrolinvest SA....................................    710,654    1,794,427
   *Pfleiderer Grajewo SA..............................     55,572      250,313
   *PGE SA.............................................  4,925,851   41,040,520
    Polnord SA.........................................    168,785    1,313,633
    Polska Grupa Farmaceutyczna SA.....................      1,548       24,409
   *Polski Koncern Miesny Duda SA......................    476,159      203,140
   *Polski Koncern Naftowy Orlen SA....................  5,310,008   89,002,265
   *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA...    497,764    3,933,596
   *Stalexport SA......................................    397,818      151,197
   *Sygnity SA.........................................    159,771    1,225,061
    Synthos SA.........................................  9,098,514   18,759,012
    Zaklady Azotowe Pulawy SA..........................     31,224    1,185,027
   *Zaklady Azotowe w Tarnowie-Moscicach SA............    133,331    1,434,972
   *Zaklady Azotowe w Tarnowie-Moscicach SA Allotment
     Certificates......................................     67,304      724,950
   *Zaklady Chemiczne Police SA........................      8,000       32,703
                                                                   ------------
TOTAL POLAND...........................................             306,932,290
                                                                   ------------
RUSSIA -- (5.2%)
    Federal Hydrogenerating Co. ADR....................  1,341,063    6,678,891
   *Gazprom OAO Sponsored ADR.......................... 47,644,455  681,776,119
    Lukoil OAO Sponsored ADR...........................  2,457,775  163,438,051
    Magnitogorsk Iron & Steel Works Sponsored GDR......     70,552      780,473
   *Surgutneftegas Sponsonsored ADR....................  3,959,022   39,931,264
                                                                   ------------
TOTAL RUSSIA...........................................             892,604,798
                                                                   ------------
SOUTH AFRICA -- (7.4%)
    ABSA Group, Ltd....................................  4,380,483   86,161,982
    Adcorp Holdings, Ltd...............................    486,867    1,971,989
    AECI, Ltd..........................................  1,431,091   17,168,471
    Afgri, Ltd.........................................  4,480,767    4,286,862
    African Bank Investments, Ltd......................  3,883,766   19,614,615
    African Oxygen, Ltd................................    222,800      698,631
    African Rainbow Minerals, Ltd......................    994,154   28,052,952
    Allied Electronics Corp., Ltd......................    544,171    2,123,045
    ArcelorMittal South Africa, Ltd....................  2,471,579   25,401,645
    Argent Industrial, Ltd.............................  1,278,773    1,674,765
    Aveng, Ltd.........................................  4,424,914   23,703,055
    AVI, Ltd...........................................  3,110,129   14,850,631
    Avusa, Ltd.........................................    473,355    1,693,126

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Barloworld, Ltd....................................  3,339,750 $ 32,238,796
    Basil Read Holdings, Ltd...........................    320,901      668,247
   *Bell Equipment, Ltd................................    411,045      886,239
    Bidvest Group, Ltd.................................     20,451      479,919
    Blue Label Telecoms, Ltd...........................  1,463,445    1,123,336
    Brait SA...........................................  1,834,561    4,798,621
    Business Connexion Group, Ltd......................  1,226,953      841,888
   *Business Connexion Group, Ltd. Series A............    131,299       14,342
   *Cadiz Holdings, Ltd................................      6,673        2,835
    Capitec Bank Holdings, Ltd.........................     72,959    1,977,174
    Caxton & CTP Publishers & Printers, Ltd............  3,015,054    6,639,380
    Cipla Medpro South Africa, Ltd.....................  4,465,363    4,371,614
   *Corpgro, Ltd.......................................    579,166           --
    Data Tec, Ltd......................................  2,505,989   14,581,921
    Datacentrix Holdings, Ltd..........................    429,328      272,283
    Delta EMD, Ltd.....................................    234,340      267,685
    Distell Group, Ltd.................................    378,116    4,003,748
   *Distribution & Warehousing Network, Ltd............    221,543      207,037
    Durban Roodeport Deep, Ltd.........................  3,171,192    1,475,318
    ElementOne, Ltd....................................    391,810      688,877
   *Eqstra Holdings, Ltd...............................  1,879,266    1,970,614
   *Evraz Highveld Steel & Vanadium, Ltd...............    169,665    1,141,709
    FirstRand, Ltd.....................................  4,353,231   12,574,356
    Gijima Group, Ltd..................................    440,542       35,676
    Gold Fields, Ltd...................................    515,937    8,006,774
   #Gold Fields, Ltd. Sponsored ADR....................  9,992,471  155,782,623
    Gold Reef Resorts, Ltd.............................    433,534    1,041,058
    Grindrod, Ltd......................................  5,061,804   10,432,725
    Group Five, Ltd....................................    876,136    3,876,426
    Harmony Gold Mining Co., Ltd.......................  2,923,251   39,563,148
   #Harmony Gold Mining Co., Ltd. Sponsored ADR........  2,945,886   40,005,132
    Hudaco Industries, Ltd.............................    121,558    1,449,208
   *Hulamin, Ltd.......................................  1,381,336    1,423,910
    Iliad Africa, Ltd..................................    165,428      136,050
    Illovo Sugar, Ltd..................................    902,350    3,498,764
    Impala Platinum Holdings, Ltd......................     38,702      990,697
    Imperial Holdings, Ltd.............................  1,354,335   23,266,244
    Investec, Ltd......................................  3,077,290   24,724,122
   *JCI, Ltd........................................... 10,677,339           --
    JD Group, Ltd......................................  2,079,841   13,446,834
    Lewis Group, Ltd...................................  1,224,593   15,502,998
    Liberty Holdings, Ltd..............................  1,463,065   16,403,319
    Life Healthcare Group Holdings, Ltd................    931,339    2,421,858
   *m Cubed Holdings, Ltd..............................  1,850,526           --
    Medi-Clinic Corp., Ltd.............................  2,567,629   12,121,555
    Merafe Resources, Ltd.............................. 20,726,386    3,332,548
    Metair Investments, Ltd............................  1,654,832    4,215,980
   *Metorex, Ltd.......................................  5,271,552    6,674,429
    MMI Holdings, Ltd..................................  8,400,235   21,329,624
    Mondi, Ltd.........................................  2,043,873   16,231,680
   *Mpact, Ltd.........................................  2,003,035    4,089,962
    Murray & Roberts Holdings, Ltd.....................    244,003    1,112,915
   *Mustek, Ltd........................................     14,724       11,154
   *Mvelaphanda Group, Ltd.............................  4,420,977    2,248,076
   *Mvelaserve, Ltd....................................  1,059,863    1,876,572
    Nampak, Ltd........................................  5,872,398   19,519,758
    Nedbank Group, Ltd.................................  2,986,639   62,711,736
    Northam Platinum, Ltd..............................  2,140,142   11,812,202
   *Omnia Holdings, Ltd................................    655,687    7,861,264
    Palabora Mining Co., Ltd...........................    158,551    3,236,985
    Peregrine Holdings, Ltd............................  1,427,439    2,394,771

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
    Petmin, Ltd......................................    644,144 $      279,864
    PSG Group, Ltd...................................    678,639      4,729,867
    Randgold & Exploration Co., Ltd..................    256,811        109,860
    Raubex Group, Ltd................................    833,961      1,917,042
    Redefine Properties, Ltd.........................     32,990         39,967
    Reunert, Ltd.....................................    197,590      1,744,829
    Sanlam, Ltd...................................... 28,700,406    115,826,913
   *Sappi, Ltd.......................................  6,609,297     29,267,718
  #*Sappi, Ltd. Sponsored ADR........................    803,111      3,573,844
   #Sasol, Ltd. Sponsored ADR........................    704,259     35,318,589
   *Sentula Mining, Ltd..............................  2,012,273        760,348
   *Simmer & Jack Mines, Ltd.........................  6,507,534         19,478
    Spur Corp., Ltd..................................     66,167        137,344
    Standard Bank Group, Ltd.........................  8,339,936    120,869,964
    Stefanutti Stocks Holdings, Ltd..................    149,264        263,136
   #Steinhoff International Holdings, Ltd............ 16,521,875     57,093,467
   *Super Group, Ltd................................. 12,092,715      1,450,821
    Telkom South Africa, Ltd.........................  3,635,115     19,408,794
    Tongaat-Hulett, Ltd..............................    197,230      2,775,009
   *Trans Hex Group, Ltd.............................     34,840         17,349
    Trencor, Ltd.....................................  1,519,978      7,946,777
    UCS Group, Ltd...................................  1,538,624        126,926
    Value Group, Ltd.................................    976,777        571,974
   *Village Main Reef, Ltd...........................  3,083,877        588,631
   *Wesizwe Platinum, Ltd............................     14,355          3,852
    Zeder Investments, Ltd...........................    969,554        362,592
                                                                 --------------
TOTAL SOUTH AFRICA...................................             1,266,621,440
                                                                 --------------
SOUTH KOREA -- (13.9%)
   #Aekyung Petrochemical Co., Ltd...................     35,780      1,771,106
    Amorepacific Group...............................     32,445      7,139,373
   #Asia Cement Manufacturing Co., Ltd...............     31,678      1,459,605
   #Asia Paper Manufacturing Co., Ltd................     34,410        317,117
   #Bing Grae Co., Ltd...............................     24,704      1,412,116
  #*BNG Steel Co., Ltd...............................    125,040      2,508,799
    Boo Kook Securities Co., Ltd.....................     27,705        474,032
   #Boryung Pharmaceutical Co., Ltd..................     57,250      1,390,507
   *BS Financial Group, Inc..........................  1,268,451     19,550,724
    BYC Co., Ltd.....................................        810        132,365
   *Byuck San Corp...................................     13,122        241,991
   *Byuck San Engineering & Construction Co., Ltd....     15,270         22,596
  #*Charm Engineering Co., Ltd.......................     66,320        208,602
  #*Chin Hung International, Inc.....................  5,642,073      1,484,326
   *Cho Kwang Leather Co., Ltd.......................      1,300         15,134
   #Chong Kun Dang Pharmaceutical Corp...............     48,070      1,474,887
   #Chosun Refractories Co., Ltd.....................     10,446        673,052
   *Chungho Comnet Co., Ltd..........................      7,880         48,233
   #CJ Cheiljedang Corp..............................     78,059     22,674,358
    CJ Corp..........................................    180,555     14,562,856
   *CJ E&M Corp......................................     26,232      1,181,018
  #*Cosmochemical Co., Ltd...........................     50,250        881,176
    Crown Confectionery Co., Ltd.....................      3,475        502,494
   #Dae Dong Industrial Co., Ltd.....................    147,780        629,705
   #Dae Han Flour Mills Co., Ltd.....................     10,887      1,728,393
   #Dae Won Kang Up Co., Ltd.........................    318,816      2,045,859
    Daechang Co., Ltd................................    961,980      1,808,273
   #Daeduck Electronics Co., Ltd.....................    246,280      2,079,509
   #Daeduck Industries Co., Ltd......................    214,740      1,786,098
    Daegu Department Store Co., Ltd..................     60,201        722,290
   #Daehan Steel Co., Ltd............................    133,090      1,048,853
   #Daehan Synthetic Fiber Co., Ltd..................      5,337        485,308

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Daekyo Co., Ltd......................................   425,770 $ 2,425,653
   *Daelim Industrial Co., Ltd...........................   348,747  41,723,460
    Daelim Trading Co., Ltd..............................    31,734     121,598
   #Daesang Corp.........................................   252,652   3,173,075
   #Daesang Holdings Co., Ltd............................   114,746     455,792
   #Daesung Group Partners Co., Ltd......................     4,040     335,977
   #Daesung Holdings Co., Ltd............................    79,460     848,080
   #Daesung Industrial Co., Ltd..........................    11,823     487,707
    Daewon Pharmaceutical Co., Ltd.......................    16,190     109,962
  #*Daewoo Engineering & Construction Co., Ltd........... 1,185,630  13,874,533
    Daewoo Securities Co., Ltd........................... 1,006,160  17,694,594
    Daewoo Shipbuilding & Marine Engineering Co., Ltd....   158,302   5,621,826
    Daewoong Co., Ltd....................................    17,680     282,000
    Dahaam E-Tec Co., Ltd................................     9,515     199,100
    Daishin Securities Co., Ltd..........................   480,045   6,212,752
   #Daou Technology, Inc.................................   346,438   3,234,943
    DCM Corp.............................................     5,330      85,176
   *DGB Financial Group, Inc............................. 1,035,752  16,406,202
   #Digital Power Communications Co., Ltd................    62,160     111,932
   #Dong Ah Tire Industrial Co., Ltd.....................    73,524     703,810
   #Dong IL Rubber Belt Co., Ltd.........................   195,954   1,141,410
  #*Dong Yang Gang Chul Co., Ltd.........................    88,170     301,612
    Dongbang Agro Co., Ltd...............................    53,610     324,956
   #Dongbu Corp..........................................    92,370     750,411
  #*Dongbu HiTek Co., Ltd................................   261,404   2,862,867
    Dongbu Securities Co., Ltd...........................   253,566   1,313,426
   #Dongbu Steel Co., Ltd................................   278,944   2,302,695
    Dong-Il Corp.........................................    15,799     896,111
   #Dongil Industries Co., Ltd...........................    14,905   1,070,611
   #Dongkuk Steel Mill Co., Ltd..........................   455,989  17,156,881
   #Dongwha Pharm Co., Ltd...............................   187,020   1,057,779
   #Dongwon F&B Co., Ltd.................................    14,366     738,606
    Dongwon Industries Co., Ltd..........................        49       8,579
  #*Dongwon Systems Corp.................................   189,880     239,831
   #Dongyang Engineering & Construction Corp.............     1,785       9,442
    Dongyang Express Bus Corp............................       639      10,501
   #Doosan Construction & Engineering Co., Ltd...........   306,790   1,471,556
    Doosan Corp..........................................     6,695     938,395
  #*Eagon Industrial Co., Ltd............................    29,120     198,359
   *Eugene Investment & Securities Co., Ltd..............   638,529   3,283,042
   *F&F Co., Ltd.........................................     9,430      76,653
   #Fursys, Inc..........................................    30,774     800,568
   #Gaon Cable Co., Ltd..................................    14,437     254,745
   #Global & Yuasa Battery Co., Ltd......................    72,720   3,015,126
    Golden Bridge Investment & Securities Co., Ltd.......    43,210      67,810
    Green Cross Holdings Corp............................    58,570   1,019,565
    GS Engineering & Construction Corp...................   146,898  16,587,289
   #GS Holdings Corp.....................................   341,946  29,303,566
    Gwangju Shinsegae Co., Ltd...........................     5,504     968,729
  #*Hae In Co., Ltd......................................   127,010     737,226
   #Halla Engineering & Construction Corp................   175,631   4,020,463
   #Han Kuk Carbon Co., Ltd..............................   260,620   1,613,910
    Han Yang Securities Co., Ltd.........................    88,440     672,719
    Hana Financial Group, Inc............................ 2,450,024  96,093,733
   #Handok Pharmaceuticals Co., Ltd......................    18,150     238,484
   #Handsome Corp........................................   229,060   6,112,362
    Hanil Cement Manufacturing Co., Ltd..................    39,832   1,868,460
   *Hanil Construction Co., Ltd..........................    11,702      32,837
  #*Hanjin Heavy Industries & Construction Co., Ltd......   385,422  11,217,882
   #Hanjin Heavy Industries & Construction Holdings Co.,
     Ltd.................................................   150,460   1,583,258
   #Hanjin Shipping Co., Ltd.............................   486,355   9,718,324

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   #Hanjin Shipping Holdings Co., Ltd...................    19,904 $    240,135
   #Hanjin Transportation Co., Ltd......................   100,800    3,242,128
  #*Hankook Cosmetics Co., Ltd..........................    86,470      199,736
    Hankook Cosmetics Manufacturing Co., Ltd............    21,659       95,606
    Hankuk Glass Industries, Inc........................    29,050      828,408
   #Hankuk Paper Manufacturing Co., Ltd.................    34,950      649,441
  #*Hanmi Holdings Co., Ltd.............................    10,395      274,298
    Hanmi Semiconductor Co., Ltd........................     2,820       19,117
  #*Hansae Yes24 Holdings Co., Ltd......................    52,710      352,471
   #Hanshin Construction Co., Ltd.......................    24,880      299,202
   #Hansol Chemical Co., Ltd............................    51,607      927,152
   #Hansol CSN Co., Ltd.................................   334,840      482,727
   #Hansol Paper Co., Ltd...............................   489,994    4,075,454
    Hanssem Co., Ltd....................................    18,320      300,298
    Hanwha Chemical Corp................................   429,725   18,948,706
   *Hanwha Corp.........................................   326,928   16,029,270
   *Hanwha General Insurance Co., Ltd...................    19,663      179,934
    Hanwha Securities Co., Ltd..........................   626,651    3,875,485
    Hanwha Timeworld Co., Ltd...........................    11,070      255,931
    Heung-A Shipping Co., Ltd...........................   106,352       86,073
   *Hite Brewery Co., Ltd...............................    16,316    1,718,805
   #Hite Holdings Co., Ltd..............................    92,330    1,504,122
   *HMC Investment Securities Co., Ltd..................   184,925    3,523,293
    Honam Petrochemical Corp............................       293      120,038
   #HS R&A Co., Ltd.....................................    59,446    1,401,981
   #Husteel Co., Ltd....................................    42,350      922,959
   *Hwa Sung Industrial Co., Ltd........................    39,340      156,262
    Hwacheon Machine Tool Co., Ltd......................     6,209      441,077
   *Hyosung T & C Co., Ltd..............................   255,365   22,609,567
   *Hyundai Cement Co., Ltd.............................    24,615      161,155
    Hyundai Department Store Co., Ltd...................     3,541      617,642
   #Hyundai Development Co..............................   664,084   20,862,531
    Hyundai Elevator Co., Ltd...........................    23,197    2,610,146
    Hyundai Greenfood Co., Ltd..........................   181,680    2,695,258
    Hyundai Hysco.......................................   129,160    5,925,631
   #Hyundai Merchant Marine Co., Ltd....................   120,484    3,421,746
  #*Hyundai Mipo Dockyard Co., Ltd......................   122,562   19,406,680
   #Hyundai Motor Co., Ltd..............................   736,394  163,942,503
    Hyundai Securities Co............................... 1,500,148   18,123,604
    Hyundai Steel Co....................................   358,229   44,152,696
   #Il Dong Pharmaceutical Co., Ltd.....................   128,070    1,033,272
   #Iljin Electric Co., Ltd.............................   286,540    2,013,416
   #Iljin Holdings Co., Ltd.............................   137,634      417,590
   #Ilshin Spinning Co., Ltd............................    11,285    1,062,810
   #Ilsung Pharmaceutical Co., Ltd......................    11,689    1,029,641
    Industrial Bank of Korea, Ltd....................... 1,834,940   31,541,994
   #InziControls Co., Ltd...............................    53,790      461,928
   #IS Dongseo Co., Ltd.................................    78,135    1,520,453
   #ISU Chemical Co., Ltd...............................   116,530    3,477,238
   #IsuPetasys Co., Ltd.................................   301,791    1,464,028
   #Jahwa Electronics Co., Ltd..........................   104,570      658,899
   #Jeil Pharmaceutical Co..............................    46,690      628,462
    Jeonbuk Bank, Ltd...................................   401,006    2,345,868
   *Jinheung Savings Bank...............................   144,760      411,554
   #JW Pharmaceutical Corp..............................    76,764    1,608,334
   #K.C. Tech Co., Ltd..................................   159,190    1,144,119
    KB Financial Group, Inc.............................   783,093   38,953,637
  #*KB Financial Group, Inc. ADR........................ 2,976,801  147,679,098
    KCC Corp............................................    59,236   19,667,505
  #*Keangnam Enterprises, Ltd...........................    97,330    1,302,761
   #Keyang Electric Machinery Co., Ltd..................   301,000    1,102,877

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
   #KG Chemical Corp.....................................    72,393 $   605,412
  #*KIC, Ltd.............................................    69,340     209,766
   #KISCO Corp...........................................    47,301   1,451,621
   #Kishin Corp..........................................    99,555     582,257
   #KISWIRE, Ltd.........................................    57,603   2,868,603
    Kolon Corp...........................................    50,445   1,628,617
  #*Kolon Engineering & Construction Co., Ltd............   178,320     862,754
    Kolon Industries, Inc................................    24,485   2,727,448
   #Korea Cast Iron Pipe Co., Ltd........................    81,218     327,881
  #*Korea Circuit Co., Ltd...............................    40,660     237,138
    Korea Cottrell Co., Ltd..............................    45,360     147,194
  #*Korea Development Co., Ltd...........................   100,620     380,343
    Korea Development Leasing Corp.......................    23,598     480,383
   #Korea Electric Terminal Co., Ltd.....................    51,000   1,355,321
    Korea Exchange Bank.................................. 3,962,626  35,124,680
  #*Korea Express Co., Ltd...............................    84,339   8,117,713
   #Korea Flange Co., Ltd................................    46,140     910,733
    Korea Investment Holdings Co., Ltd...................   457,046  18,075,171
   #Korea Iron & Steel Co., Ltd..........................    12,843     474,483
   *Korea Life Insurance Co., Ltd........................   680,235   4,819,417
  #*Korea Line Corp......................................   111,043     729,889
   #Korea Petrochemical Industrial Co., Ltd..............    18,908   3,022,889
   *Korea Savings Bank...................................    22,973     158,787
   *Korea United Pharm, Inc..............................    52,990     435,257
   *Korean Air Co., Ltd..................................   216,894  13,840,705
   #Korean Air Terminal Service Co., Ltd.................    18,270     750,959
   #KPX Chemical Co., Ltd................................    10,906     632,085
  #*KPX Fine Chemical Co., Ltd...........................     9,686     348,057
    KPX Holdings Corp....................................     6,268     331,270
   *KTB Investement & Securities Co., Ltd................   591,420   2,011,165
   #Kukdo Chemical Co., Ltd..............................    31,532   2,099,502
   #Kumho Electric Co., Ltd..............................    43,044   1,172,741
  #*Kumho Industrial Co., Ltd............................     1,913      16,502
   *Kumho Investment Bank................................   756,580     444,053
   *Kumho Tire Co., Inc..................................    28,819     451,923
   #Kunsul Chemical Industrial Co., Ltd..................    24,240     370,039
   #Kwang Dong Pharmaceutical Co., Ltd...................   484,320   1,676,027
   #Kyeryong Construction Industrial Co., Ltd............    58,820   1,210,621
    Kyobo Securities Co., Ltd............................   187,072   1,177,365
    Kyung Dong Navien Co., Ltd...........................    19,300     100,597
   #Kyung Nong Corp......................................    60,670     194,457
   #Kyungbang Co., Ltd...................................     6,864     774,647
   #Kyung-In Synthetic Corp..............................   194,730     659,433
    LG Corp..............................................   128,735   9,622,837
    LG Display Co., Ltd..................................   760,650  19,571,486
   #LG Display Co., Ltd. ADR............................. 3,757,642  48,248,123
   #LG Electronics, Inc.................................. 1,068,981  81,452,828
    LG Fashion Corp......................................        30       1,338
  #*LG Hausys, Ltd.......................................    39,400   3,130,700
    LG Uplus Corp........................................ 2,537,291  12,799,547
    Livart Furniture Co., Ltd............................    19,740     137,377
    Lotte Chilsung Beverage Co., Ltd.....................     7,509  10,330,016
    Lotte Confectionary Co., Ltd.........................     6,776  11,568,348
   #Lotte Midopa Co., Ltd................................   172,560   4,221,160
   #Lotte Sam Kang Co., Ltd..............................     9,253   3,826,824
   #Lotte Shopping Co., Ltd..............................   117,089  50,494,233
    Meritz Securities Co., Ltd........................... 1,889,734   1,645,737
    Mi Chang Oil Industrial Co., Ltd.....................     3,725     178,436
    Mirae Asset Securities Co., Ltd......................   154,239   7,157,002
   #Moorim P&P Co., Ltd..................................   196,608   1,438,627
   #Moorim Paper Co., Ltd................................   266,220     881,710

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   #Motonic Corp........................................   105,940 $    953,726
  #*Namkwang Engineering & Construction Co., Ltd........   204,026      403,364
    Namyang Dairy Products Co., Ltd.....................     4,095    3,499,009
   *National Plastic Co.................................   108,620      308,942
   #Nexen Corp..........................................    11,623      876,209
    NH Investment & Securities Co., Ltd.................   293,858    1,834,841
   *NICE Holdings Co., Ltd..............................       451       24,148
    NK Co., Ltd.........................................    67,440      327,865
   #Nong Shim Holdings Co., Ltd.........................    20,415    1,200,217
   #NongShim Co., Ltd...................................    36,780    8,831,284
    Noroo Holdings Co., Ltd.............................    28,688      225,833
   #Noroo Paint Co., Ltd................................    37,899      123,363
   #Ottogi Corp.........................................    15,919    2,429,559
    Pacific Pharmaceutical Co., Ltd.....................     3,840       95,818
    Pang Rim Co., Ltd...................................    12,240      144,671
  #*PaperCorea, Inc.....................................   399,980      251,361
   #Poongsan Corp.......................................   150,690    6,373,851
    Poongsan Holdings Corp..............................    41,728    1,382,001
    POSCO...............................................   307,520  135,823,720
   #POSCO ADR........................................... 1,459,355  160,237,179
   #POSCO Coated & Color Steel Co., Ltd.................    33,440      851,647
    Pulmuone Co., Ltd...................................     6,125      242,786
   *Pum Yang Construction Co., Ltd......................    31,885       98,789
    Pusan City Gas Co., Ltd.............................    67,070    1,243,741
   #S&T Daewoo Co., Ltd.................................    90,460    3,190,028
   #S&T Dynamics Co., Ltd...............................   264,654    4,554,774
   #S&T Holdings Co., Ltd...............................    62,023      918,744
   #Saeron Automotive Corp..............................    82,395      392,591
   *Sajodaerim Corp.....................................    13,920      284,040
   #Sam Jin Pharmaceutical Co., Ltd.....................    53,173      466,288
    Sam Kwang Glass Industrial Co., Ltd.................    14,095    1,036,504
   *Sam Lip General Foods Co., Ltd......................    21,500      280,066
    Sam Yung Trading Co., Ltd...........................    14,352       86,255
   #Sambu Construction Co., Ltd.........................    53,717      559,313
    Samhwa Crown & Closure Co., Ltd.....................       469        8,986
    Samhwa Paints Industrial Co., Ltd...................    48,610      183,693
   #Samick Musical Instruments Co., Ltd.................   652,730      972,324
    Samsung Corp........................................ 1,105,770   87,947,430
   #Samsung SDI Co., Ltd................................   378,635   61,014,669
   #Samwhan Corp........................................    73,020      616,642
   #Samyang Corp........................................    67,527    7,457,499
   #Samyang Genex Co., Ltd..............................    17,090    1,245,295
    Samyang Tongsang Co., Ltd...........................     8,060      185,012
   #Samyoung Electronics Co., Ltd.......................   111,980    1,289,795
   *SAVEZONE I&C Corp...................................     2,710        6,238
   *SBS Media Holdings Co., Ltd.........................   440,130    1,355,680
   #Seah Besteel Corp...................................   100,300    6,314,304
    SeAH Holdings Corp..................................    13,089    2,150,402
   #SeAH Steel Corp.....................................    25,067    2,528,353
   #Sebang Co., Ltd.....................................   110,680    1,896,820
    Sejong Industrial Co., Ltd..........................     7,960      150,623
   #Seowon Co., Ltd.....................................   156,260      572,880
   *SGWICUS Corp........................................   268,720      105,252
    Shell-Line Co., Ltd.................................    17,510       62,065
   #Shin Won Corp.......................................   348,090      420,593
    Shin Young Securities Co., Ltd......................    30,000      961,888
    Shin Young Wacoal, Inc..............................       273       26,062
  #*Shinhan Engineering & Construction Co., Ltd.........     9,450       43,302
    Shinhan Financial Group Co., Ltd.................... 3,265,269  156,414,360
   #Shinhan Financial Group Co., Ltd. ADR...............   802,794   77,084,280
    Shinpoong Pharmaceutical Co., Ltd...................   152,230      595,656

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH KOREA -- (Continued)
    Shinsegae Engineering & Construction Co., Ltd.....     2,630 $       37,447
    Shinsegae Information & Communication Co., Ltd....     3,488        184,503
    Shinsung Tongsang Co., Ltd........................   342,500        157,141
   #Silla Trading Co., Ltd............................    58,213        827,644
   #Sindo Ricoh Co., Ltd..............................    43,674      2,056,013
    SJM Co., Ltd......................................    34,143        312,247
   #SJM Holdings Co., Ltd.............................    31,331        116,024
   #SK Chemicals Co., Ltd.............................    51,866      3,929,058
    SK Co., Ltd.......................................   289,844     49,898,881
   #SK Gas Co., Ltd...................................    31,816      2,133,546
    SK Innovation Co., Ltd............................    36,762      7,579,016
    SK Networks Co., Ltd.............................. 1,090,296     13,332,653
  #*Ssangyong Cement Industrial Co., Ltd..............   230,026      1,442,064
    STX Corp..........................................   237,803      4,626,364
   #STX Engine Co., Ltd...............................   160,070      4,289,531
    STX Offshore & Shipbuilding Co., Ltd..............   271,350      6,258,452
   #STX Pan Ocean Co., Ltd............................ 1,268,470      9,551,868
    Suheung Capsule Co., Ltd..........................    52,370        596,004
    Sung Bo Chemicals Co., Ltd........................     3,800         91,298
  #*Sung Shin Cement Co., Ltd.........................    85,800        271,042
   *Sunjin Co., Ltd...................................    34,369        293,391
   *Sunjin Holdings Co., Ltd..........................     5,852        138,899
   #Tae Kwang Industrial Co., Ltd.....................     3,934      6,338,854
   #Tae Kyung Industrial Co., Ltd.....................    98,860        366,842
   #Taeyoung Engineering & Construction Co., Ltd......   424,630      2,898,230
  #*Tai Han Electric Wire Co., Ltd....................   763,827      4,155,812
   #Tai Lim Packaging Industries Co., Ltd.............   356,010        474,150
   *TCC Steel.........................................    63,710        447,080
   *Tec & Co..........................................   256,160         38,820
  #*Teems, Inc........................................     5,350         62,198
    Telcoware Co., Ltd................................    36,000        255,421
   *Tong Kook Corp....................................       607            900
   *Tong Yang Major Corp..............................   165,409        310,170
  #*Tong Yang Moolsan Co., Ltd........................    56,130      1,468,999
    Tong Yang Securities, Inc.........................   936,879      5,701,513
   #TS Corp...........................................    48,876      1,271,239
   #Unid Co., Ltd.....................................    34,190      2,312,427
   #Union Steel Manufacturing Co., Ltd................    41,357        978,549
   *Visang Education, Inc.............................    11,480        107,347
   *Whanin Pharmaceutical Co., Ltd....................     1,520         11,910
    Wiscom Co., Ltd...................................    32,980        128,871
  #*Woongjin Holdings Co., Ltd........................   405,344      3,017,049
    Woori Finance Holdings Co., Ltd................... 3,485,587     45,930,787
   #Woori Finance Holdings Co., Ltd. ADR..............     8,505        335,777
    Woori Financial Co., Ltd..........................    95,550      1,542,524
    Woori Investment & Securities Co., Ltd............ 1,085,820     19,438,221
    YESCO Co., Ltd....................................    18,780        470,600
   #Yoosung Enterprise Co., Ltd.......................   123,115        386,077
   #Youlchon Chemical Co., Ltd........................   118,030        979,297
   #Young Poong Corp..................................     4,728      5,455,999
   *Young Poong Mining & Construction Corp............    18,030            941
    Youngone Holdings Co., Ltd........................    47,742      2,099,437
    Yuhwa Securities Co., Ltd.........................    28,680        386,759
   *Zinus, Inc........................................     1,866          6,637
                                                                 --------------
TOTAL SOUTH KOREA.....................................            2,401,221,845
                                                                 --------------
TAIWAN -- (12.0%)
  #*A.G.V. Products Corp.............................. 5,355,701      2,555,405
   *Abocom Systems, Inc...............................   340,752         70,963
    Acbel Polytech, Inc............................... 2,033,219      1,454,858
    Accton Technology Corp............................ 6,666,000      4,139,806

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
   #Acer, Inc..........................................  17,713,364 $24,575,438
  #*Action Electronics Co., Ltd........................   2,751,000   1,106,520
    Advanced Semiconductor Engineering, Inc............   1,045,375   1,129,671
    Advancetek Enterprise Co., Ltd.....................       2,000       2,144
    Allis Electric Co., Ltd............................   1,771,000     663,364
   #Alpha Networks, Inc................................   2,992,237   2,341,968
    Altek Corp.........................................   1,811,168   2,280,792
    Ambassador Hotel (The).............................     274,000     382,564
  #*Ampoc Far East Co., Ltd............................   1,028,000     743,467
   #Amtran Technology Co., Ltd.........................   6,929,648   5,475,793
   *APCB, Inc..........................................     655,000     659,136
   #Apex Science & Engineering Corp....................     846,840     323,281
   *Arima Communications Corp..........................   2,682,000   1,911,830
   *Arima Optoelectronics Corp.........................   2,175,500     646,495
   #Asia Cement Corp...................................  21,022,837  32,495,592
   #Asia Chemical Corp.................................   2,100,000   1,234,499
  #*Asia Optical Co, Inc...............................   2,713,290   3,998,071
    Asia Polymer Corp..................................   2,088,586   4,202,902
    Asia Vital Components Co., Ltd.....................   1,024,811     949,098
  #*Asustek Computer, Inc..............................   5,140,974  41,373,108
  #*AU Optronics Corp..................................   7,613,812   4,172,408
  #*AU Optronics Corp. Sponsored ADR...................   7,856,645  43,290,114
   #Audix Corp.........................................   1,293,164   1,423,362
    Aurora Systems Corp................................     572,281     608,281
   *Avermedia Technologies, Inc........................     270,000     252,769
   #Avision, Inc.......................................   2,332,555   1,245,909
  #*Bank of Kaohsiung..................................   4,351,926   2,096,370
   *Basso Industry Corp., Ltd..........................     146,000     104,295
   #BES Engineering Corp...............................  16,644,443   5,751,291
   #Biostar Microtech International Corp...............     996,055     618,297
   *Bright Led Electronics Corp........................      66,000      51,291
    C Sun Manufacturing, Ltd...........................     781,837     683,956
    Cameo Communications, Inc..........................   2,151,130     816,791
    Capital Securities Corp............................  12,645,761   6,359,988
   *Carnival Industrial Corp...........................   3,940,000   1,448,544
    Catcher Technology Co., Ltd........................   1,676,326  14,640,488
   #Cathay Chemical Works, Inc.........................     959,000     457,434
   #Cathay Real Estate Development Co., Ltd............  10,662,421   5,732,710
    Central Reinsurance Co., Ltd.......................   2,477,781   1,494,147
   #Chain Qui Development Co., Ltd.....................   1,206,173   1,023,560
   #Champion Building Materials Co., Ltd...............   3,571,828   2,835,475
    Chang Hwa Commercial Bank..........................  48,266,790  38,209,002
   *Chang-Ho Fibre Corp................................     192,000      72,135
   #Charoen Pokphand Enterprises Co., Ltd..............   2,214,000   1,365,956
   #Cheng Loong Corp...................................  10,768,659   4,855,417
   #Cheng Uei Precision Industry Co., Ltd..............   3,171,142   9,577,646
   #Chia Hsin Cement Corp..............................   5,902,750   3,849,814
   *Chia Hsin Food & Synthetic Fiber Co., Ltd..........     514,966          --
   #Chien Kuo Construction Co., Ltd....................   1,599,300   1,014,905
   *Chien Shing Stainless Steel Co., Ltd...............   2,668,000     518,901
    Chilisin Electronics Corp..........................     906,300     588,793
  #*Chimei Innolux Corp................................  58,628,389  31,437,174
   *China Airlines, Ltd................................  23,173,252  13,527,861
    China Chemical & Pharmaceutical Co.................     690,264     559,105
    China Development Financial Holding Corp........... 109,140,443  41,836,168
    China Electric Manufacturing Co., Ltd..............     816,200     703,211
   #China General Plastics Corp........................   4,278,000   1,995,793
    China Glaze Co., Ltd...............................   1,225,363     807,381
   *China Man-Made Fiber Co., Ltd......................  13,302,813   6,323,870
    China Metal Products Co., Ltd......................   2,285,548   2,260,295
    China Motor Co., Ltd...............................   7,075,749   8,244,712

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *China Petrochemical Development Corp................ 16,397,580 $25,526,392
   *China Rebar Co., Ltd................................    439,188          --
   #China Steel Structure Co., Ltd......................  1,551,219   1,504,020
   #China Synthetic Rubber Corp.........................  4,910,711   4,981,163
   *China United Trust & Investment Corp................    493,999          --
  #*China Wire & Cable Co., Ltd.........................  2,900,000   1,080,756
    Chinatrust Financial Holdings Co., Ltd.............. 63,452,646  57,300,188
   *Chinese Maritime Transport, Ltd.....................    197,000     334,268
    Chin-Poon Industrial Co., Ltd.......................  4,492,815   3,522,197
  #*Chun Yu Works & Co., Ltd............................  2,106,000     737,181
   #Chun Yuan Steel Industrial Co., Ltd.................  4,442,191   2,328,578
   #Chung Hsin Electric & Machinery Co., Ltd............  4,214,000   2,610,610
  #*Chung Hung Steel Corp...............................  7,241,047   3,420,882
  #*Chung Hwa Pulp Corp.................................  7,686,419   3,971,366
   *Chung Shing Textile Co., Ltd........................        600          10
  #*Chungwa Picture Tubes Co., Ltd...................... 31,939,412   3,813,826
  #*Chuwa Wool Industry Co., Ltd........................    505,189     556,664
  #*Chyang Sheng Dyeing & Finishing Co., Ltd............    328,000     126,114
  #*CMC Magnetics Corp.................................. 32,331,830   6,497,402
   *Collins Co., Ltd....................................  2,011,823   1,122,074
   *Compal Communications, Inc..........................    648,000     785,986
   #Compal Electronics, Inc............................. 34,065,332  44,191,574
  #*Compeq Manufacturing Co., Ltd....................... 13,895,000   7,162,455
   *Compex International Co., Ltd.......................     46,400         322
  #*Continental Holdings Corp...........................  5,742,848   2,519,523
   *Cosmos Bank Taiwan..................................    852,756     211,920
   #Coxon Precise Industrial Co., Ltd...................    659,000   1,144,923
    CSBC Corp. Taiwan...................................  1,294,256   1,202,696
   #DA CIN Construction Co., Ltd........................  1,565,579     945,011
    Darfon Electronics Corp.............................  3,059,950   3,011,506
   *De Licacy Industries Co., Ltd.......................    145,000      47,437
   #Delpha Construction Co., Ltd........................  2,730,078   1,364,097
   #Depo Auto Parts Industrial Co., Ltd.................    299,000     649,767
   *Der Pao Construction Co., Ltd.......................  1,139,000      32,390
    Diamond Flower Electric Instrument Co., Ltd.........    275,280     241,875
   #D-Link Corp.........................................  7,407,939   6,526,578
    Dynamic Electronics Co., Ltd........................  2,583,000   1,329,853
    E.Sun Financial Holding Co., Ltd.................... 30,458,938  21,080,805
   *Eastern Media International Corp.................... 10,073,399   1,770,579
    Eclat Textile Co., Ltd..............................    845,980   1,473,596
   #Edom Technology Co., Ltd............................  1,009,800     385,332
    Elite Material Co., Ltd.............................    279,991     262,343
   *Elite Semiconductor Memory Technology, Inc..........     55,000      65,445
   #Elitegroup Computer Systems Co., Ltd................  8,802,066   2,837,376
   *EnTie Commercial Bank...............................    960,232     485,285
    Epistar Corp........................................  1,670,000   3,920,085
   *Eva Airways Corp.................................... 13,417,944  11,963,705
   *Ever Fortune Industrial Co., Ltd....................    409,000       4,681
   *Everest Textile Co., Ltd............................  3,721,002     851,148
    Evergreen International Storage & Transport Corp....  5,811,000   5,004,931
   *Evergreen Marine Corp., Ltd......................... 16,035,527  11,000,802
  #*Everspring Industry Co., Ltd........................  1,659,180     498,531
   *Excel Cell Electronics Co., Ltd.....................    239,000     128,431
    Far Eastern Department Stores Co., Ltd..............  6,074,642  13,237,922
   #Far Eastern International Bank...................... 16,608,612   8,239,158
    Federal Corp........................................  4,246,546   2,976,094
   #First Copper Technology Co., Ltd....................  3,167,750   1,384,079
    First Financial Holding Co., Ltd.................... 66,938,328  55,510,704
    First Hotel.........................................    724,129     666,325
    First Insurance Co., Ltd............................  3,139,064   1,914,125
  #*Forhouse Corp.......................................  4,425,635   2,918,738

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Formosa Chemicals & Fiber Co., Ltd..................  3,318,660 $12,023,454
   #Formosa Epitaxy, Inc................................  3,588,000   3,167,583
  #*Formosa Oilseed Processing Co., Ltd.................  1,038,071     552,356
   #Formosa Taffeta Co., Ltd............................  8,525,511   9,646,986
    Formosan Rubber Group, Inc..........................  3,963,000   3,907,084
  #*Formosan Union Chemical Corp........................  1,651,176   1,360,013
  #*Founding Construction & Development Co., Ltd........  1,011,627     787,103
  #*Froch Enterprise Co., Ltd...........................    972,000     515,006
   *FU I Industrial Co., Ltd............................    290,400      99,720
    Fubon Financial Holding Co., Ltd.................... 45,381,501  74,036,194
   #Fullerton Technology Co., Ltd.......................  1,355,200   1,504,758
   #Fwusow Industry Co., Ltd............................  2,050,002   1,163,004
   #G Shank Enterprise Co., Ltd.........................  1,196,880     809,575
   #Gamma Optical Co., Ltd..............................    828,000     338,485
  #*Gemtek Technology Corp..............................  2,192,000   2,479,818
    Getac Technology Corp...............................  4,391,065   1,964,818
  #*Giantplus Technology Co., Ltd.......................  3,225,100   1,598,647
   #Giga-Byte Technology Co., Ltd.......................  6,624,287   7,399,638
   #Gintech Energy Corp.................................  2,337,923   5,117,598
   *Global Brands Manufacture, Ltd......................  1,573,000     922,421
  #*Gold Circuit Electronics, Ltd.......................  6,426,965   2,753,014
    Goldsun Development & Construction Co., Ltd......... 16,355,261   9,054,439
    Good Will Instrument Co., Ltd.......................    423,020     315,004
   *Gordon Auto Body Parts Co., Ltd.....................    131,000      38,410
    Grand Pacific Petrochemical Corp....................  9,569,000   6,705,097
    Great China Metal Industry Co., Ltd.................  1,724,000   2,518,141
    Great Wall Enterprise Co. Ltd.......................  2,843,162   3,762,696
   *Greatek Co., Ltd....................................  2,661,842   2,313,427
  #*Green Energy Technology, Inc........................  1,813,000   5,072,379
  #*GTM Corp............................................  2,154,000   1,613,230
   #Hannstar Board Corp.................................  2,788,666   1,601,092
  #*HannStar Display Corp............................... 56,387,000   7,071,428
   *Harvatek Corp.......................................    888,000     728,848
   *Helix Technology, Inc...............................     29,585          --
   #Hey Song Corp.......................................  4,889,000   5,935,855
    Hitron Technologies, Inc............................  1,554,525   1,030,879
  #*Ho Tung Holding Corp................................  7,261,503   5,241,812
  #*Hocheng Corp........................................  3,720,300   1,405,340
  #*Hold-Key Electric Wire & Cable Co., Ltd.............  2,320,124   1,221,974
   #Holy Stone Enterprise Co., Ltd......................  2,376,643   2,770,543
   *Hong Ho Precision Textile Co., Ltd..................     97,000      74,378
   #Hong Tai Electric Industrial Co., Ltd...............  2,583,000   1,187,283
   *Hong Yi Fiber Industry Co., Ltd.....................    391,040     182,018
    Hsin Kuang Steel Co., Ltd...........................  2,898,124   2,813,529
    Hsing Ta Cement Co., Ltd............................  2,071,980     819,741
    Hua Eng Wire & Cable Co., Ltd.......................  5,413,035   1,971,205
    Hua Nan Financial Holding Co., Ltd.................. 20,738,422  16,334,683
   *Hualon Corp.........................................    257,040       9,627
   #Hung Ching Development & Construction Co., Ltd......  1,838,468   1,335,602
    Hung Poo Construction Corp..........................    607,000     894,552
    Hung Sheng Construction Co., Ltd....................  6,782,892   4,212,210
  #*Hwa Fong Rubber Co., Ltd............................  2,903,960     965,989
   #Ichia Technologies, Inc.............................  3,942,260   1,985,213
   *I-Chiun Precision Industry Co., Ltd.................    899,000     560,184
  #*Inotera Memories, Inc............................... 28,462,728   7,754,647
    Inventec Appliances Corp............................    848,000     676,693
   #Inventec Co., Ltd................................... 24,194,777  11,869,143
   *ITE Technology, Inc.................................  1,363,000   1,841,908
  #*Jui Li Enterprise Co., Ltd..........................    693,760     271,509
   #K Laser Technology, Inc.............................  1,387,601     595,458
    Kang Na Hsiung Enterprise Co., Ltd..................  1,579,078     969,932

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Kao Hsing Chang Iron & Steel Corp...................  1,589,000 $   286,483
   #Kaulin Manufacturing Co., Ltd.......................  1,899,656   2,139,484
    Kee Tai Properties Co., Ltd.........................  1,108,485     834,738
  #*King Yuan Electronics Co., Ltd...................... 14,588,805   6,363,632
   #Kingdom Construction Co., Ltd.......................  3,144,000   3,057,407
   *King's Town Bank.................................... 10,820,012   7,133,196
   *King's Town Construction Co., Ltd...................     15,000      16,124
   *Kinko Optical Co., Ltd..............................    992,131   1,564,143
  #*Kinpo Electronics, Inc.............................. 14,250,375   4,228,833
   *Knowledge-Yield-Excellence Systems Corp.............  1,691,000     882,284
   *KS Terminals, Inc...................................    261,000     208,729
   *Kuoyang Construction Co., Ltd.......................    641,029     477,129
  #*Kwong Fong Industries Corp..........................  3,969,900   1,763,981
   #L&K Engineering Co., Ltd............................  1,151,000   1,366,619
   #Lan Fa Textile Co., Ltd.............................  3,033,714   1,584,379
    LCY Chemical Corp...................................    249,658     620,152
  #*Lead Data Co., Ltd..................................  2,542,457     230,657
   *Leader Electronics, Inc.............................    867,056     389,606
    Lealea Enterprise Co., Ltd..........................  6,902,473   3,975,261
   #Lee Chi Enterprises Co., Ltd........................  2,173,900     995,359
  #*Lelon Electronics Corp..............................  1,324,000   1,026,170
   *Leofoo Development Co., Ltd.........................  2,191,803   1,452,855
  #*Li Peng Enterprise Co., Ltd.........................  5,144,712   2,728,644
    Lian Hwa Foods Corp.................................    260,000     419,338
   #Lien Chang Electronic Enterprise Co., Ltd...........    703,274     263,443
   *Lien Hwa Industrial Corp............................  5,746,640   4,704,147
   #Lingsen Precision Industries, Ltd...................  4,591,480   3,131,115
  #*LITE-ON IT Corp.....................................  3,869,000   4,674,447
   *Lite-On Semiconductor Corp..........................  2,842,190   1,722,004
    Lite-On Technology Corp............................. 25,118,448  32,844,969
   *Long Bon International Co., Ltd.....................  2,554,301   1,108,340
   #Long Chen Paper Co., Ltd............................  6,508,369   2,417,444
   #Lucky Cement Corp...................................  3,099,000     771,429
   #Macronix International Co., Ltd..................... 46,024,028  23,001,323
   #Marketech International Corp........................  1,697,000   1,460,774
   #Masterlink Securities Corp.......................... 13,307,000   5,722,691
  #*Maxtek Technology Co., Ltd..........................    337,000     299,776
    Mayer Steel Pipe Corp...............................  1,328,200     943,340
   #Maywufa Co., Ltd....................................    252,070     138,146
    Mega Financial Holding Co., Ltd..................... 93,851,731  90,351,418
   *Megamedia Corp......................................        782           6
   #Meiloon Co., Ltd....................................  1,695,352     817,381
    Mercuries & Associates, Ltd.........................  3,759,520   5,111,500
   *Mercuries Data Systems, Ltd.........................  1,537,800     707,469
    Merry Electronics Co., Ltd..........................    473,000     614,921
   *Microelectronics Technology, Inc....................  4,835,911   2,063,413
   #Micro-Star International Co., Ltd................... 11,822,985   5,928,680
   #Mitac International Corp............................ 13,700,450   5,418,166
    Mobiletron Electronics Co., Ltd.....................    153,000     156,966
  #*Mosel Vitelic, Inc..................................  8,678,170   1,995,546
    Nantex Industry Co., Ltd............................  1,973,329   2,297,451
   *Nanya Technology Corp...............................  4,114,000     955,552
  #*Neo Solar Power Corp................................  2,626,000   3,481,017
  #*New Asia Construction & Development Co., Ltd........  2,366,542   1,166,874
   *Nichidenbo Corp.....................................     82,250      80,912
    Nien Hsing Textile Co., Ltd.........................  4,230,226   3,449,799
   *Ocean Plastics Co., Ltd.............................      7,776       6,075
   *Optimax Technology Corp.............................  1,702,957      94,279
   *Opto Tech Corp......................................  2,093,000   1,052,091
   *Orient Semiconductor Electronics, Ltd...............  4,143,276   1,032,966
    Oriental Union Chemical Corp........................  3,422,225   6,164,378

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Pacific Construction Co., Ltd.......................  3,341,256 $   556,916
   *Pan Jit International, Inc..........................  2,701,837   2,671,817
   *Pan-International Industrial Corp...................  2,799,967   3,705,117
  #*Paragon Technologies Co., Ltd.......................    699,000     837,537
  #*Pegatron Corp....................................... 12,019,998  13,818,525
    Phihong Technology Co., Ltd.........................    282,320     491,877
   *Picvue Electronics, Ltd.............................    241,600          --
   #Plotech Co., Ltd....................................    892,282     539,790
    Polaris Securities Co., Ltd......................... 22,281,716  16,690,583
   *Potrans Electrical Corp.............................  1,139,000     172,220
    Pou Chen Corp....................................... 24,278,550  21,691,537
   *Power Quotient International Co., Ltd...............  1,220,000     600,780
    President Securities Corp...........................  8,654,710   6,277,279
    Prince Housing & Development Corp...................  4,734,846   4,848,364
   *Procomp Informatics, Ltd............................    391,440          --
   *Prodisc Technology, Inc.............................  6,185,157      36,465
   #Promate Electronic Co., Ltd.........................    640,000     423,833
  #*Qisda Corp.......................................... 17,708,171   5,876,501
   *Quintain Steel Co., Ltd.............................  3,712,250   1,325,869
    Radiant Opto-Electronics Corp.......................  4,224,840  16,568,056
   #Radium Life Tech Corp...............................  2,559,510   3,555,006
    Ralec Electronic Corp...............................    582,087     896,866
   *Realtek Semiconductor Corp..........................  1,384,000   2,526,409
  #*Rechi Precision Co., Ltd............................  3,673,000   2,932,927
   *Rexon Industrial Corp., Ltd.........................    112,000      21,964
  #*Ritek Corp.......................................... 33,365,622   8,203,561
   *Sainfoin Technology Corp............................    835,498          --
   *Sampo Corp..........................................  6,367,925   2,262,902
    Sanyang Industrial Co., Ltd.........................  8,839,268   6,461,796
    Sanyo Electric Taiwan Co., Ltd......................    368,000     452,964
   *Shan-Loong Transportation Co., Ltd..................     66,000      46,910
    Sheng Yu Steel Co., Ltd.............................  1,745,000   1,189,729
   *Shih Wei Navigation Co., Ltd........................    141,000     190,747
   #Shihlin Electric & Engineering Corp.................  3,452,000   4,309,087
  #*Shin Kong Financial Holding Co., Ltd................ 72,097,151  31,148,920
  #*Shin Zu Shing Co., Ltd..............................    740,067   2,000,512
    Shinkong Insurance Co., Ltd.........................  2,179,412   1,481,554
   #Shinkong Synthetic Fibers Co., Ltd.................. 17,352,727   7,709,158
  #*Shuttle, Inc........................................    895,015     416,155
   #Sigurd Microelectronics Corp........................  4,949,047   4,286,985
    Silicon Integrated Systems Corp.....................  7,820,165   3,937,146
   #Sinbon Electronics Co., Ltd.........................  1,963,000   1,429,867
    Sincere Navigation Corp.............................  2,114,740   2,387,048
    Sinkang Industries, Ltd.............................    979,669     527,211
   #Sinon Corp..........................................  4,490,877   2,086,894
    SinoPac Holdings Co., Ltd........................... 66,407,809  28,777,363
   *Sitronix Technology Corp............................    504,000     659,004
  #*Siward Crystal Technology Co., Ltd..................  1,623,875     767,736
   *Solomon Technology Corp.............................  1,375,950     586,367
  #*Solytech Enterprise Corp............................    949,000     444,073
   *South East Soda Manufacturing Co., Ltd..............    927,500   1,176,436
   #Southeast Cement Co., Ltd...........................  3,279,700   1,422,170
    SPI Electronic Co., Ltd.............................    541,281     534,374
   #Spirox Corp.........................................  1,171,661     717,459
    Springsoft, Inc.....................................  2,057,000   2,366,507
    Standard Chemical & Pharmaceutical Co., Ltd.........    155,310     161,096
    Star Comgistic Capital Co., Ltd.....................    275,460     303,731
    Stark Technology, Inc...............................  1,342,200   1,366,359
    Sunonwealth Electric Machine Industry Co., Ltd......    486,421     423,289
  #*Sunplus Technology Co., Ltd.........................  6,697,620   3,426,125
   *Sunrex Technology Corp..............................    160,000     144,553

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                    SHARES      VALUE++
                                                  ----------- -----------
TAIWAN -- (Continued)
    Sunspring Metal Corp.........................      43,000 $    49,937
   #Supreme Electronics Co., Ltd.................   2,292,681   1,590,543
    Sweeten Construction Co., Ltd................   1,087,825     674,945
    Sysware Systex Corp..........................     828,801   1,122,368
    T.JOIN Transportation Co., Ltd...............   1,605,000   1,903,251
    Ta Chen Stainless Pipe Co., Ltd..............   4,967,074   3,236,252
  #*Ta Chong Bank, Ltd...........................  20,155,524   7,726,343
    Ta Ya Electric Wire & Cable Co., Ltd.........   6,159,732   2,048,109
   #Tah Hsin Industrial Corp.....................   1,465,000   1,567,446
   *TAI Roun Products Co., Ltd...................      63,000      30,259
    TA-I Technology Co., Ltd.....................     820,811     741,274
   *Taichung Commercial Bank.....................  16,536,254   6,512,831
   #Tainan Enterprises Co., Ltd..................   1,150,183   1,595,484
   #Tainan Spinning Co., Ltd.....................  12,262,080   8,249,536
  #*Taishin Financial Holdings Co., Ltd..........  61,851,774  33,036,936
   #Taisun Enterprise Co., Ltd...................   2,498,549   1,906,345
  #*Taita Chemical Co., Ltd......................   3,244,400   2,153,759
  #*Taiwan Business Bank.........................  35,169,219  13,473,932
    Taiwan Cement Corp...........................  35,502,440  56,171,485
    Taiwan Cogeneration Corp.....................   3,677,333   2,392,004
   #Taiwan Cooperative Bank......................  49,413,213  40,406,725
    Taiwan Fire & Marine Insurance Co., Ltd......   1,094,000     927,533
   *Taiwan Flourescent Lamp Co., Ltd.............     756,000      78,129
  #*Taiwan Fu Hsing Industrial Co., Ltd..........     780,000     532,603
    Taiwan Glass Industrial Corp.................   9,126,092  14,151,856
   *Taiwan Kolin Co., Ltd........................   5,797,000          --
  #*Taiwan Land Development Corp.................   4,046,366   2,357,445
    Taiwan Mask Corp.............................   2,482,250     953,759
   *Taiwan Navigation Co., Ltd...................     137,000     152,080
    Taiwan Paiho Co., Ltd........................   1,634,850   1,757,221
  #*Taiwan Pulp & Paper Corp.....................   5,307,000   2,611,732
    Taiwan Sakura Corp...........................   1,107,326     818,112
    Taiwan Sogo Shinkong Security Co., Ltd.......   1,503,205   1,365,256
   #Taiwan Styrene Monomer Corp..................   6,596,856   2,965,764
   #Taiwan Tea Corp..............................   6,333,092   4,491,412
   #Taiyen Biotech Co., Ltd......................   2,185,000   2,183,611
  #*Tatung Co., Ltd..............................  21,857,982  11,210,828
   *Teapo Electronic Corp........................   1,508,840     328,960
   #Teco Electric & Machinery Co., Ltd...........  22,479,725  16,065,913
   *Tecom, Ltd...................................     823,753      97,476
    Test-Rite International Co., Ltd.............   1,786,331   1,643,160
    Ton Yi Industrial Corp.......................   9,151,600   6,035,367
  #*Tong Yang Industry Co., Ltd..................   2,070,489   2,749,245
    Tong-Tai Machine & Tool Co., Ltd.............     116,640     169,247
    Topco Scientific Co., Ltd....................   1,286,980   2,137,904
  #*Topoint Technology Co., Ltd..................     911,000     865,583
  #*Tung Ho Spinning, Weaving & Dyeing Co., Ltd..   2,432,000   1,121,718
    Tung Ho Steel Enterprise Corp................   4,684,274   5,331,539
    TYC Brother Industrial Co., Ltd..............   2,106,651   1,029,850
  #*Tycoons Group Enterprise Co., Ltd............   5,383,938   1,497,988
   *Tyntek Corp..................................     718,000     367,359
   #Tze Shin International Co., Ltd..............   1,106,113     498,629
    Unimicron Technology Corp....................   8,525,363  15,167,738
   *Union Bank of Taiwan.........................   8,034,282   2,913,240
   #Unitech Electronics Co., Ltd.................   1,308,739     658,569
  #*Unitech Printed Circuit Board Corp...........   7,509,281   4,379,982
    United Integration Service Co., Ltd..........   1,309,000   1,443,951
   #United Microelectronics Corp................. 163,198,681  73,332,715
   #Universal Cement Corp........................   5,205,551   3,215,928
  #*Universal Microelectronics Co., Ltd..........     992,491     473,598
    Universal, Inc...............................     135,059     100,823

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
   #UPC Technology Corp..............................  7,006,415 $    5,541,049
    USI Corp.........................................  5,692,080      7,800,014
  #*U-Tech Media Corp................................  1,952,799        477,098
   #Ve Wong Corp.....................................  1,462,806      1,237,725
   *Waffer Technology Co., Ltd.......................  1,507,000        286,288
    Wah Lee Industrial Corp..........................     16,000         28,585
  #*Walsin Lihwa Corp................................ 42,011,412     19,991,415
  #*Walsin Technology Corp., Ltd.....................  6,750,876      3,133,160
   #Walton Advanced Engineering, Inc.................  3,421,853      1,519,379
   *Wan Hai Lines Co., Ltd...........................  4,600,000      3,233,121
    Wan Hwa Enterprise Co., Ltd......................    663,514        376,051
   #Waterland Financial Holdings Co., Ltd............ 27,381,080     12,391,791
   *WEI Chih Steel Industrial Co., Ltd...............  1,914,898        526,144
    Weikeng Industrial Co., Ltd......................  1,502,550      1,324,981
   *Well Shin Technology Co., Ltd....................    208,080        309,171
   #Wellypower Optronics Corp........................  1,786,000      1,478,936
   *Weltrend Semiconductor, Inc......................    421,000        258,560
  #*Winbond Electronics Corp......................... 36,386,885      9,731,990
   *Wintek Corp......................................  9,192,000     12,487,507
    WPG Holdings, Ltd................................  1,388,158      2,319,799
    WT Microelectronics Co., Ltd.....................  2,259,211      4,044,152
  #*WUS Printed Circuit Co., Ltd.....................  5,309,928      3,519,979
    Yageo Corp....................................... 30,712,840     12,481,856
   *Yang Ming Marine Transport Corp.................. 20,380,615     13,023,354
   *Yem Chio Co., Ltd................................    598,000        619,402
    Yeung Cyang Industrial Co., Ltd..................  2,536,667      1,859,324
  #*Yi Jinn Industrial Co., Ltd......................  3,713,574      1,287,269
    Yieh Phui Enterprise Co., Ltd.................... 10,889,986      4,338,807
   #Yuanta Financial Holding Co., Ltd................ 56,517,422     40,407,538
    Yuen Foong Yu Paper Manufacturing Co., Ltd....... 12,295,416      6,116,898
    Yulon Motor Co., Ltd............................. 11,058,572     28,931,389
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..     96,687        158,646
    Yung Tay Engineering Co., Ltd....................  3,215,000      6,126,393
   #Zenitron Corp....................................  2,224,000      1,522,436
   #Zig Sheng Industrial Co., Ltd....................  4,847,548      3,060,474
    Zippy Technology Corp............................    343,000        273,897
  #*Zyxel Communication Corp.........................  4,976,000      3,728,066
                                                                 --------------
TOTAL TAIWAN.........................................             2,066,321,289
                                                                 --------------
THAILAND -- (2.2%)
    Aapico Hitech PCL (Foreign)......................    539,800        258,814
    Asia Plus Securities PCL (Foreign)............... 12,023,900      1,225,571
    Asian Property Development PCL (Foreign).........  9,477,200      1,922,450
    Ayudhya Insurance PCL (Foreign)..................    228,500        153,993
    Bangchak Petroleum PCL (Foreign).................  7,266,900      5,506,519
    Bangkok Bank PCL (Foreign).......................  5,983,200     35,407,705
    Bangkok Bank PCL (Foreign) NVDR..................  4,793,500     27,965,432
    Bangkok Expressway PCL (Foreign).................  4,439,200      2,753,569
    Bangkok First Investment & Trust PCL (Foreign)...    132,300         34,156
    Bangkok Insurance PCL (Foreign)..................    135,820      1,184,013
   *Bangkokland PCL (Foreign)........................ 89,137,003      2,151,840
    Bank of Ayudhya PCL (Foreign).................... 16,737,600     15,713,422
    Bank of Ayudhya PCL (Foreign) NVDR...............  6,025,700      5,555,968
    Cal-Comp Electronics (Thailand) PCL (Foreign).... 18,405,400      2,098,185
    Capital Nomura Securities PCL (Foreign)..........    413,400        433,152
    Central Plaza Hotel PCL (Foreign)................  8,083,900      2,791,758
    Charoong Thai Wire & Cable PCL (Foreign).........    127,000         38,962
    Delta Electronics (Thailand) PCL (Foreign).......  4,830,100      4,413,084
    Eastern Water Resources Development &
      Management PCL (Foreign).......................  9,535,200      2,014,141
   *Erawan Group PCL (Foreign).......................  4,288,950        428,536
    Esso Thailand PCL (Foreign)...................... 12,800,800      5,236,203

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
THAILAND -- (Continued)
   *G J Steel PCL (Foreign)........................... 214,856,100 $ 1,800,973
   *G Steel PCL (Foreign).............................  67,319,100   1,557,424
    Hana Microelectronics PCL (Foreign)...............   3,160,700   2,638,774
    Hermraj Land & Development PCL (Foreign)..........  64,383,100   5,224,044
    ICC International PCL (Foreign)...................   2,710,500   3,907,846
    IRPC PCL (Foreign)................................  99,669,500  19,215,411
    Italian-Thai Development PCL (Foreign) NVDR.......  20,701,800   3,179,019
    Jasmine International PCL (Foreign)...............  27,831,800   2,986,145
   *Kang Yong Electric PCL (Foreign)..................       4,000      30,847
    Kasikornbank PCL (Foreign)........................   1,193,700   5,683,333
    Kasikornbank PCL (Foreign) NVDR...................     164,500     777,687
    KGI Securities Thailand PLC (Foreign).............  11,847,800     969,275
    Kiatnakin Finance PCL (Foreign)...................   3,374,300   3,903,214
    Krung Thai Bank PCL (Foreign).....................  54,147,700  37,762,688
   *Krungthai Card PCL (Foreign)......................     892,400     466,771
    Laguna Resorts & Hotels PCL (Foreign).............   1,342,400   2,610,535
    Loxley PCL (Foreign)..............................   3,633,700     426,419
    MBK PCL (Foreign).................................     905,500   2,975,323
    Padaeng Industry PCL (Foreign) NVDR...............   1,600,800   1,084,196
    Precious Shipping PCL (Foreign)...................   5,065,000   2,971,920
    PTT Aromatics & Refining PCL (Foreign)............  14,616,616  20,828,372
    PTT Chemical PCL (Foreign)........................   5,203,910  28,353,240
    Quality Houses PCL (Foreign)......................  28,936,100   1,833,671
   *Regional Container Lines PCL (Foreign)............   4,874,500   1,315,666
    Rojana Industrial Park PCL (Foreign)..............     322,500     107,590
    Saha Pathana Inter-Holding PCL (Foreign)..........   3,262,400   2,461,157
    Saha Pathanapibul PCL (Foreign)...................   1,594,833   1,483,876
    Saha-Union PCL (Foreign)..........................   2,976,400   3,393,046
   *Sahaviriya Steel Industries PCL (Foreign).........  82,680,840   3,271,195
    Samart Corporation PCL (Foreign)..................     800,000     262,867
    Sansiri PCL (Foreign).............................  11,646,750   2,108,716
    SC Asset Corp. PCL (Foreign)......................   1,694,800     869,420
    Serm Suk PCL (Foreign) NVDR.......................      39,000      78,131
   *Shinawatra Satellite PCL (Foreign)................   5,868,900   2,125,201
    Siam Commercial Bank PCL (Foreign)................     944,800   4,007,282
   *Siam Future Development PCL (Foreign).............     446,300      94,273
   *Somboon Advance Technology PCL (Foreign)..........     780,500     706,572
    Sri Trang Agro Industry PCL (Foreign).............     477,200     468,000
    Supalai PCL (Foreign).............................     495,566     230,960
   *Tata Steel (Thailand) PCL (Foreign)...............  35,972,800   1,712,703
   *Thai Airways International PCL (Foreign)..........   9,287,711   8,797,245
    Thai Carbon Black PCL (Foreign)...................     139,600     132,228
    Thai Oil PCL (Foreign)............................   9,483,600  24,404,570
    Thai Plastic & Chemicals PCL (Foreign)............   3,787,100   3,777,577
    Thai Rayon PCL (Foreign)..........................     165,000     459,179
    Thai Stanley Electric (Thailand) PCL (Foreign)....     147,700     871,591
    Thai Wacoal PCL (Foreign).........................      93,300     139,207
    Thanachart Capital PCL (Foreign)..................   6,758,500   6,911,459
    Thoresen Thai Agencies PCL (Foreign)..............   3,578,400   2,279,618
    Ticon Industrial Connection PCL (Foreign).........   1,579,800     762,753
    Tisco Financial Group PCL (Foreign)...............   1,251,700   1,678,726
   *Tisco Financial Group PCL (Foreign) NVDR..........     100,400     134,652
    TMB Bank PCL (Foreign)............................  14,085,200     963,414
    Total Access Communication PCL (Foreign)
      (B1XFLM7).......................................   1,264,380   2,819,567
    Total Access Communication PCL (Foreign)
      (B231MK7).......................................      36,700      83,060
   *Total Access Communication PCL (Foreign) NVDR.....   8,353,600  18,905,884
    TPI Polene PCL (Foreign)..........................  10,203,724   4,447,558
   *Tycoons Worldwide Group PCL (Foreign).............   1,243,300     337,661
    Univentures PCL (Foreign).........................   3,481,400     364,190
    Vanachai Group PCL (Foreign)......................   5,869,000     940,614

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Vinythai PCL (Foreign).............................  5,239,317 $  3,320,137
                                                                   ------------
TOTAL THAILAND.........................................             375,702,145
                                                                   ------------
TURKEY -- (1.8%)
    Adana Cimento Sanayii Ticaret A.S. Class A.........    580,698    1,538,551
    Adana Cimento Sanayii Ticaret A.S. Class C.........    299,447      126,549
   *Advansa Sasa Polyester Sanayi A.S..................  1,061,884    1,371,702
    Akcansa Cimento Sanayi ve Ticaret A.S..............    317,432    1,338,481
   *Akenerji Elektrik Uretim A.S.......................     13,804       29,207
    Aksa Akrilik Kimya Sanayii A.S.....................  1,424,767    4,464,852
   *Aksigorta A.S......................................  1,156,643    1,098,267
    Alarko Holding A.S.................................  1,013,092    2,158,509
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S..............................................     62,010      797,755
    Anadolu Anonim Turk Sigorta Sirketi A.S............  3,100,852    2,026,716
    Anadolu Cam Sanayii A.S............................  1,486,817    3,175,432
    Arcelik A.S........................................  1,576,149    7,170,156
   *Asya Katilim Bankasi A.S...........................  5,185,496    7,307,363
   *Aydiner Enerji A.S.................................    415,323      629,160
    Aygaz A.S..........................................  1,118,602    6,933,947
    Bati Anabolu Cimento A.S...........................    276,594    1,248,086
    Bolu Cimento Sanayii A.S...........................    977,561      860,258
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S......     98,391    1,794,751
    Cimsa Cimento Sanayi ve Ticaret A.S................    549,823    2,717,667
   *Deva Holding A.S...................................    991,813    1,315,559
   *Dogan Gazetecilik A.S..............................    572,836      761,385
   *Dogan Sirketler Grubu Holdings A.S................. 11,991,248    6,145,767
   *Dogan Yayin Holding A.S............................  4,994,029    2,747,579
   *Dogus Otomotiv Servis ve Ticaret A.S...............    781,434    2,091,474
    Eczacibasi Yatirim Holding Ortakligi A.S...........    431,981    1,356,687
    EGE Seramik Sanayi ve Ticaret A.S..................    509,534      637,055
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.................  2,273,196    3,031,529
    Enka Insaat ve Sanayi A.S..........................         --            1
    Eregli Demir ve Celik Fabrikalari T.A.S............  9,428,111   22,175,968
    Gentas Genel Metal Sanayi ve Ticaret A.S...........    414,489      615,332
   *Global Yatirim Holding A.S.........................  3,131,327    2,465,582
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S....    552,019      260,493
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S..............................................      3,045      103,193
    Goodyear Lastikleri T.A.S..........................    123,686    5,005,456
   *GSD Holding A.S....................................  2,782,270    1,329,861
   *Gunes Sigorta A.S..................................    480,743      638,526
    Haci Omer Sabanci Holding A.S......................         --            1
   *Hurriyet Gazetecilik ve Matbaacilik A.S............  2,245,783    1,488,883
   *Ihlas EV Aletleri A.S..............................  1,228,926      755,373
   *Ihlas Holding A.S..................................  7,050,072    4,484,595
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.........    721,636    1,728,236
   *Is Finansal Kiralama A.S...........................  1,268,294      886,433
    Is Yatirim Menkul Degerler A.S.....................    391,075      365,803
   *Isiklar Yatirim Holding A.S........................  1,506,689    1,171,764
    Ittifak Holding A.S................................     92,228      451,795
   *Izmir Demir Celik Sanayi A.S.......................  1,579,364    3,665,636
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S...............................................  2,360,622    1,535,099
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S. Class B......................................  1,171,069      843,942
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S. Class D......................................  7,230,568    4,270,183
    Koc Holding A.S. Series B..........................  7,716,390   32,202,144
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S............................  1,190,352    3,262,354
   *Koza Anadolu Metal Madencilik Isletmeleri A.S......  1,404,798    4,119,365
   *Marshall Boya ve Vernik A.S........................          1           22
   *Marti Otel Isletmeleri A.S.........................  1,429,951      812,240
   *Menderes Tekstil Sanayi ve Ticaret A.S.............    619,367      269,691
    Net Turizm Ticaret ve Sanayi A.S...................  2,162,358    1,343,171
    Nortel Networks Netas Telekomuenikasyon A.S........     50,899    4,335,529

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
   *Park Elektrik Uretim Madencilik Sanayi ve
     Ticaret A.S....................................    145,574 $       332,931
   *Petkim Petrokimya Holding A.S...................  4,417,470       6,587,038
    Pinar Entegre Et ve Un Sanayi A.S...............    242,559       1,003,065
    Pinar SUT Mamulleri Sanayii A.S.................    195,130       1,750,358
   *Raks Elektronik Sanayi ve Ticaret A.S...........      5,859           2,740
   *Reysas Tasimacilik ve Lojistik Ticaret A.S......    216,372         187,254
   *Sabah Yayincilik A.S............................     31,938          71,841
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S...........................................    673,354       1,622,442
    Sekerbank T.A.S.................................  4,475,863       2,631,021
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S........    680,670         805,422
    Soda Sanayii A.S................................    671,383       1,183,479
    Tekfen Holding A.S..............................  1,568,707       5,425,149
   *Tekstil Bankasi A.S.............................  1,307,195         631,702
    Tofas Turk Otomobil Fabrikasi A.S...............      2,994          12,350
    Trakya Cam Sanayii A.S..........................  2,302,050       4,890,278
    Turcas Petrol A.S...............................    760,663       1,534,746
   *Turk Hava Yollari A.S...........................  5,678,100      10,564,420
    Turkiye Garanti Bankasi A.S.....................         --               1
    Turkiye Is Bankasi A.S.......................... 19,446,380      55,497,188
    Turkiye Sinai Kalkinma Bankasi A.S..............  3,822,374       5,331,870
    Turkiye Sise ve Cam Fabrikalari A.S.............  5,247,054      11,394,992
    Turkiye Vakiflar Bankasi T.A.O..................  9,142,762      19,046,207
    Ulker Biskuvi Sanayi A.S........................  1,361,694       4,401,977
   *Uzel Makina Sanayii A.S.........................    275,043         126,992
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.........    716,001       1,096,866
   *Vestel Elektronik Sanayi ve Ticaret A.S.........  1,113,983       1,649,330
   *Yapi ve Kredi Bankasi A.S.......................    958,661       2,274,768
                                                                ---------------
TOTAL TURKEY........................................                305,517,542
                                                                ---------------
UNITED KINGDOM -- (0.0%)
   *AFI Development P.L.C. GDR......................     76,554          66,602
                                                                ---------------
UNITED STATES -- (0.0%)
   *Central European Media Enterprises, Ltd.
     Class A........................................     23,886         456,700
                                                                ---------------
TOTAL COMMON STOCKS.................................             15,162,905,309
                                                                ---------------
PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.3%)
    Alpargatas SA...................................    721,100       5,021,685
    Banco Alfa de Investimento SA...................     61,726         237,017
    Banco Cruzeiro do Sul SA........................      5,100          48,012
    Banco do Estado do Rio Grande do Sul SA.........  1,331,633      13,334,791
    Braskem SA Preferred A..........................  1,479,200      17,588,063
    Braskem SA Preferred A Sponsored ADR............    313,349       7,604,980
    Cia Brasileira de Distribuicao Grupo Pao de
      Acucar SA.....................................    105,821       4,528,703
   #Cia Brasileira de Distribuicao Grupo Pao de
     Acucar SA Sponsored ADR Series A...............    109,496       4,729,132
    Cia de Tecidos Norte de Minas - Coteminas SA....    901,775       2,384,033
    Confab Industrial SA............................  3,062,608       8,155,896
    Eucatex SA Industria e Comercio SA..............     53,506         221,152
    Ferbasa-Ferro Ligas Da Bahia SA.................    693,598       4,606,544
    Forjas Taurus SA................................  1,262,585       1,913,193
    Gerdau SA.......................................  2,445,084      22,009,461
    Gerdau SA Sponsored ADR.........................  4,348,258      39,656,113
    Inepar SA Industria e Construcoes...............  1,097,175       2,900,614
    Klabin SA.......................................  7,829,943      26,657,703
    Mangels Industrial SA...........................      3,600          17,514
    Marcopolo SA....................................  2,348,260       9,539,309
    Metalurgica Gerdau SA...........................  3,395,500      38,862,640
    Petroleo Brasileiro SA..........................  2,034,800      30,780,803
   #Petroleo Brasileiro SA ADR...................... 12,374,540     380,269,614
    Randon e Participacoes SA.......................     48,050         333,997

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                     SHARES         VALUE++
                                                 --------------  --------------
BRAZIL -- (Continued)
    Suzano Papel e Celullose SA.................      2,981,974  $   19,785,609
    Telemar Norte Leste SA......................        566,358      16,287,563
    Ultrapar Participacoes SA...................          4,064          72,011
    Ultrapar Participacoes SA Sponsored ADR.....        627,141      11,363,795
   *Unipar Participacoes SA Class B.............      7,561,873       2,047,901
    Usinas Siderurgicas de Minas Gerais SA
      Series A..................................      8,487,199      61,019,614
   *Vale SA Series B............................        239,144              --
    Whirlpool SA................................         71,700         161,814
                                                                 --------------
TOTAL BRAZIL....................................                    732,139,276
                                                                 --------------
INDIA -- (0.0%)
   *Ispat Industries, Ltd.......................      1,463,759         226,581
                                                                 --------------
MALAYSIA -- (0.0%)
   *Malayan United Industries Berhad Series A2..      1,526,067          77,126
   *TA Global Berhad............................      8,465,880         925,697
                                                                 --------------
TOTAL MALAYSIA..................................                      1,002,823
                                                                 --------------
TOTAL PREFERRED STOCKS..........................                    733,368,680
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *MPX Energia SA Rights 07/25/11..............              1               1
                                                                 --------------
CHILE -- (0.0%)
   *Cia Sud Americana de Vapores SA Rights
     06/30/11...................................      4,994,185           2,729
   *Corpbanca SA Rights 07/02/11................    118,184,816           2,583
                                                                 --------------
TOTAL CHILE.....................................                          5,312
                                                                 --------------
CHINA -- (0.0%)
  #*Xiwang Sugar Holdings Co., Ltd. Warrants
     02/22/12...................................      1,031,456              --
                                                                 --------------
MALAYSIA -- (0.0%)
   *Coastal Contracts Berhad Warrants 07/18/16..        108,649          26,174
   *Hap Seng Consolidated Berhad Warrants
     08/09/16...................................      1,510,200              --
   *KSL Holdings Berhad Rights 08/12/11.........        110,866          11,767
   *Press Metal Berhad Rights 08/15/11..........        632,294              --
                                                                 --------------
TOTAL MALAYSIA..................................                         37,941
                                                                 --------------
TAIWAN -- (0.0%)
   *First Financial Holding Co., Ltd. Rights
     09/09/11...................................      5,850,030         689,778
                                                                 --------------
THAILAND -- (0.0%)
   *Erawan Group PCL (Foreign) Warrants
     12/17/13...................................        428,895          15,675
   *Rojana Industrial Park PCL (Foreign)
     Warrants 12/31/99..........................        107,500          21,446
                                                                 --------------
TOTAL THAILAND..................................                         37,121
                                                                 --------------
TOTAL RIGHTS/WARRANTS...........................                        770,153
                                                                 --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT         VALUE+
                                                 --------------  --------------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@DFA Short Term Investment Fund..............  1,315,635,477   1,315,635,477
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S.
     Treasury Note 0.750%, 06/15/14, valued at
     $705,483)## to be repurchased at $691,662.. $          692         691,650
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.............                  1,316,327,127
                                                                 --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    VALUE+
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,278,746,067)^^..................................... $17,213,371,269
                                                                ===============

Summary of inputs used to value the Fund's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                            VALUATION INPUTS
                         ------------------------------------------------------
                                INVESTMENT IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $1,199,634,037              --   --    $ 1,199,634,037
   Chile................    302,643,553              --   --        302,643,553
   China................    265,202,661 $ 2,055,905,153   --      2,321,107,814
   Czech Republic.......             --      43,583,397   --         43,583,397
   Hungary..............             --     120,055,754   --        120,055,754
   India................    192,399,761   1,294,151,061   --      1,486,550,822
   Indonesia............      7,061,888     566,866,676   --        573,928,564
   Israel...............         27,168       1,830,638   --          1,857,806
   Malaysia.............         50,299     517,201,102   --        517,251,401
   Mexico...............    846,473,576         242,626   --        846,716,202
   Philippines..........         46,384     134,084,924   --        134,131,308
   Poland...............             --     306,932,290   --        306,932,290
   Russia...............             --     892,604,798   --        892,604,798
   South Africa.........    238,784,492   1,027,836,948   --      1,266,621,440
   South Korea..........    469,541,383   1,931,680,462   --      2,401,221,845
   Taiwan...............     43,290,114   2,023,031,175   --      2,066,321,289
   Thailand.............    375,702,145              --   --        375,702,145
   Turkey...............             --     305,517,542   --        305,517,542
   United Kingdom.......         66,602              --   --             66,602
   United States........        456,700              --   --            456,700
Preferred Stocks
   Brazil...............    732,139,276              --   --        732,139,276
   India................             --         226,581   --            226,581
   Malaysia.............         77,126         925,697   --          1,002,823
Rights/Warrants
   Brazil...............              1              --   --                  1
   Chile................          5,312              --   --              5,312
   China................             --              --   --                 --
   Malaysia.............         11,767          26,174   --             37,941
   Taiwan...............             --         689,778   --            689,778
   Thailand.............             --          37,121   --             37,121
Securities Lending
  Collateral............             --   1,316,327,127   --      1,316,327,127
                         -------------- ---------------   --    ---------------
TOTAL................... $4,673,614,245 $12,539,757,024   --    $17,213,371,269
                         ============== ===============   ==    ===============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type and country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the period ended July 31, 2011.

FINANCIAL INSTRUMENTS

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2011, the Fund had no outstanding futures contracts.

FEDERAL TAX COST

   At July 31, 2011, the total cost of securities for federal income tax purposes was $14,288,685,266 for Dimensional Emerging Markets Value Fund.

OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

RECENT ISSUED ACCOUNTING STANDARDS

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.   CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.    EXHIBITS.

  (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: September 28, 2011

By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: September 28, 2011